N-2	Oct. 23, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002130102
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-296098
Investment Company Act File Number	811-24187
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	CLEARLAKE PRIVATE MARKETS FUND
Entity Address, Address Line One	Clearlake Capital RIC Management, LLC
Entity Address, Address Line Two	233 Wilshire Boulevard
Entity Address, Address Line Three	Suite 800
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	310
Local Phone Number	400-8800
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class A Shares	Class I Shares
Maximum Upfront Sales Load (as a percentage of offering price)(1)	None	3.50%	None
Maximum Early Repurchase Deduction (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
(1)
Investors purchasing Class A Shares may be charged an upfront sales load of up to 3.50% of the investor’s subscription (as further described under “Plan of Distribution—Class A Shares—Sales Load”). The table assumes the maximum sales load is charged. No upfront sales load will be paid with respect to Class S Shares or Class I Shares; however, if you buy Class S Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront or deferred placement fees or brokerage commissions, in such amount as they may determine. Please consult your financial intermediary for additional information. See “
Plan of Distribution
.”

(2)
A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year
anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis) (the “Early Repurchase Deduction”). An Early Repurchase Deduction payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Deduction will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Deduction in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to
non-U.S.
persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary
rebalancing program. The Early Repurchase Deduction will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class A Shares	Class I Shares
Management Fee(3)	1.50%	1.50%	1.50%
Other Expenses(4)	1.59%	1.59%	1.59%
Distribution and Servicing Fee(5)	0.75%	0.25%	0.00%
Acquired Fund Fees and Expenses(6)	0.84%	0.84%	0.84%
Interest Payments on Borrowed Funds(7)	0.49%	0.49%	0.49%
Total Annual Expenses	5.17%	4.67%	4.42%
Fee Waiver and/or Expense Reimbursement(8)	(0.92%)	(0.92%)	(0.92%)
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	4.25%	3.75%	3.50%
(3)
The Fund pays the Adviser a Management Fee quarterly in arrears at an annual rate of 1.50% of the value of the Fund’s daily net assets (including cash and cash equivalents) calculated and accrued daily. For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets (including cash and cash equivalents) will be calculated prior to the inclusion of the Management Fee payable to the Adviser or any distributions by the Fund, but adjusted for any purchases or repurchases of Shares of the Fund.

(4)
Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including organizational and offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated annualized amounts for the Fund’s first twelve (12) months of operations.

(5)
Investors will pay a Distribution and Servicing Fee for Class S Shares and Class A Shares equal to 0.75% and 0.25% per annum of the average daily value of the Fund’s net assets for the Class S Shares and Class A Shares, respectively, accrued daily and payable monthly. Payment of the Distribution and Servicing Fee is governed by the Distribution and Servicing Plan for Class S Shares and Class A Shares, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class S Shares and Class A Shares in compliance with Rule
12b-1
under the 1940 Act. Class I Shares are not subject to the Distribution and Servicing Fee. See “
Plan of Distributio
n.”

(6)
The “Acquired Fund Fees and Expenses” include the fees and expenses of the Investment Funds in which the Fund intends to invest. Acquired Fund Fees and Expenses are estimated for the first twelve (12) months of operations. Some or all of the Investment Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Investment Funds may also receive performance-based compensation if the Investment Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Investment Funds, which effectively will reduce the investment returns of the Investment Funds. The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The Acquired Fund Fees and Expenses disclosed above are based on historic fees and expenses of Investment Funds in which the Fund expects to invest, which may change substantially over time, therefore, significantly affecting Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) and does not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

(7)
The Fund expects to borrow funds to make investments, including before the Fund has fully invested the proceeds of this continuous offering. To the extent that the Fund determines it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by Shareholders. The figure in the table assumes that the Fund borrows for investment purposes an amount equal to 6.44% of the Fund’s weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 7.63%. The Fund’s ability to incur leverage depends, in large part, on the availability of financing in the market.

(8)
Pursuant to an Expense Limitation Agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed on a quarterly basis to waive fees that it would otherwise be paid, and/or to assume or reimburse expenses of the Fund, including organizational and offering costs (each, an “Expense Payment”), so that the Fund’s total annualized operating expenses (excluding any Distribution and Servicing Fee) during the applicable quarter do not exceed 3.50% of the value of the Fund’s average daily net assets of each class of the Fund’s Shares. The Adviser also agreed to advance the Fund’s organizational and offering costs through the date the Fund commences investment operations and may also voluntarily make other Expense Payments on the Fund’s behalf in its sole discretion, all of which is subject to recoupment by the Adviser as described below. Following the time at which the Fund has received at least $200 million in net offering proceeds from the sale of Shares to third-party investors (the “Reimbursement Threshold”), the Fund has agreed to repay the Adviser in the amount of any Expense Payment for each class of Shares, provided the repayments do not cause the Fund’s total annualized operating expenses (net of any Expense Payments received by the Fund during such fiscal year and excluding any Distribution and Servicing Fee) during the applicable quarter for that class of Shares to exceed (i) the expense limitation in place at the time the Expense Payment was made by the

Adviser, or (ii) the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. The Adviser is permitted to recapture the amount of any Expense Payment within thirty-six months after the date the applicable Expense Payment was made by the Adviser. The Adviser may, in its sole discretion, waive its right to reimbursement for all or a portion of any Expense Payment for any applicable quarter after the Reimbursement Threshold has been met by providing written notice to the Fund in advance of such quarter, in which case such waived amount will remain unreimbursed Expense Payments reimbursable in future quarters pursuant to the terms of the Expense Limitation Agreement. The Expense Limitation Agreement will have an initial term ending one year from the date the Fund commences investment operations or the effective date of the Fund’s Prospectus, whichever is later, and may be extended for additional one-year periods with the consent of the Adviser and the Fund. The Expense Limitation Agreement may not be terminated during its initial term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value (“NAV”) and that the percentage amounts listed under Total Annual Expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement under the Expense Limitation Agreement for the first year only). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.
Example

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$43	$147	$250	$508
You would pay the following expenses on a $1,000 Class A Shares investment, assuming a 5% annual return:	$71	$163	$255	$488
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$35	$126	$217	$450
The example above is based on the annual fees and expenses set forth on the table above. It should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]	The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the first twelve (12) months of operations, and assumes that the Fund has average net assets of $400 million for such period.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including organizational and offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated annualized amounts for the Fund’s first twelve (12) months of operations.
Management Fee not based on Net Assets, Note [Text Block]
(3)
The Fund pays the Adviser a Management Fee quarterly in arrears at an annual rate of 1.50% of the value of the Fund’s daily net assets (including cash and cash equivalents) calculated and accrued daily. For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets (including cash and cash equivalents) will be calculated prior to the inclusion of the Management Fee payable to the Adviser or any distributions by the Fund, but adjusted for any purchases or repurchases of Shares of the Fund.

Acquired Fund Fees and Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” include the fees and expenses of the Investment Funds in which the Fund intends to invest. Acquired Fund Fees and Expenses are estimated for the first twelve (12) months of operations. Some or all of the Investment Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Investment Funds may also receive performance-based compensation if the Investment Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Investment Funds, which effectively will reduce the investment returns of the Investment Funds. The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The Acquired Fund Fees and Expenses disclosed above are based on historic fees and expenses of Investment Funds in which the Fund expects to invest, which may change substantially over time, therefore, significantly affecting Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) and does not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation primarily through secondary investments in private equity funds and continuation vehicles within private markets, with the ability to opportunistically invest in private equity co-investments and primary subscriptions in private equity funds. There can be no assurance that the Fund will achieve its investment objective.
Investment Strategies
The Fund’s core investment strategy is to make secondary investments in private equity funds and continuation vehicles through bespoke, privately negotiated transactions. The Fund will primarily deploy capital into purchases of existing investments from other investors in private equity funds (previously defined as “Investment Funds”) sponsored by unaffiliated managers (previously defined as “Investment Managers”), including both traditional secondary transactions and liquidity solutions involving continuation vehicles (i.e., investment structures that allow for continued participation in the growth of one or more portfolio investments beyond an Investment Fund’s traditional exit time frame via the sale of such investments to a newly formed investment vehicle that is managed by the same Investment Manager) (previously defined as “Secondary Investments” or “Secondaries”).
In addition, the Fund may opportunistically invest up to 20% of its assets in direct or indirect co-investments alongside what we believe to be high-quality Investment Managers, including equity investments made directly or through a special purpose vehicle in a private operating company (previously defined as “Co-Investments”). The Fund may also opportunistically invest up to 10% of its assets in primary subscriptions or commitments to Investment Funds (previously defined as “Primary Investments” or “Primaries”). However, these are only expected targets, and the actual allocation at any given time may vary significantly. The Fund will primarily invest in investments domiciled in North America, with a secondary focus on Europe.
Collectively, Secondaries, Co-Investments and Primaries are broadly referred to as “Private Assets.” The Fund intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Private Assets and other instruments that are issued in private offerings or issued by private companies (previously defined as the “80% Policy”). The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Private Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Private Assets for purposes of the 80% Policy. The 80% Policy is non-fundamental and may be changed by the Board without Shareholder approval upon 60 days’ prior written notice to Shareholders, provided that the Fund provides such notice in advance of a repurchase offer, such repurchase offer is not oversubscribed and the Fund repurchases the Shares at NAV. The Fund’s investment objective and strategies are non-fundamental and may be changed without Shareholder approval. For a complete description of the Fund’s fundamental policies, see “Additional Investment Policies—Fundamental Policies” in the Fund’s Statement of Additional Information.
Subsidiaries. The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner, for the purpose of facilitating its use of permitted borrowings or for other reasons as reasonably determined by the Adviser. Except as otherwise provided, references to the Fund’s investments, risks or borrowings also will refer to any Subsidiary’s investments, risks or borrowings. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund.
If the Fund uses one or more Subsidiaries to make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities and these fees, costs, expenses and liabilities (including management and performance fees, if any) will be reflected in the Fund’s fee table as applicable. Because the Fund’s Subsidiaries will be wholly owned, they will have the same investment strategies as the Fund and the disclosure of the Fund’s principal investment strategies and principal risks also includes the Subsidiary’s principal investment strategies and principal risks. In addition, the Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary and, accordingly, will treat any Subsidiary’s debt as the Fund’s own debt. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. To the extent the Adviser serves as the investment adviser to a Subsidiary, any such investment advisory services provided to a Subsidiary by the Adviser will be considered in connection with the Board’s annual consideration of the Fund’s Investment Advisory Agreement and in compliance with Section 15 of the 1940 Act. If the Adviser is not the investment adviser to a Subsidiary, then the investment adviser to such Subsidiary will comply with the provisions of Section 15 of the 1940 Act relating to investment advisory contracts as if the investment adviser were an investment adviser to the Fund.
The Adviser’s Investment Professionals and Process
The Adviser is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary for the operation of the Fund. The Adviser is a registered investment adviser under the Advisers Act. The Adviser does not currently provide investment advisory services to any other Clearlake entity. The Adviser will manage the Fund’s day-to-day
business affairs and manage the Fund’s portfolio.
The Adviser expects to enter into a Resource Sharing Agreement (the “Resource Sharing Agreement”) with Clearlake Capital Group, L.P. and Pathway Capital Management, LP (“Pathway” and, together with Clearlake, the “Clearlake Advisory Affiliates”), pursuant to which the Clearlake Advisory Affiliates will provide the Adviser with experienced investment professionals and access to the resources of the Clearlake Advisory Affiliates so as to enable the Adviser to fulfill its obligations under the Investment Advisory Agreement. Through the Resource Sharing Agreement, the Adviser intends to capitalize on the significant deal origination, due diligence, investment structuring, execution, portfolio management and monitoring experience of the Clearlake Advisory Affiliates’ investment professionals. The Adviser expects to primarily utilize Pathway investment professionals to source, evaluate and execute the Fund’s investment strategy. In performing responsibilities on behalf of the Adviser and the Fund, the investment professionals of the Clearlake Advisory Affiliates will be subject to the Adviser’s supervision, policies and procedures. When used herein, the term “Adviser” should be understood to refer to the Adviser and its management of the Fund through and by the investment professionals of and other resources provided by the Clearlake Advisory Affiliates.
Investment Selection.
The Adviser (through the Clearlake Advisory Affiliates) seeks to invest the Fund’s capital allocated to each segment in the highest quality investments available. As available investment opportunities are analyzed, the Adviser will evaluate them in relation to historical benchmarks and peer analysis, current information from its private equity investments, and the Fund’s investment objective, strategies and portfolio construction objectives. Once the Adviser has made a decision to invest, but before the Fund makes a binding commitment, the investment opportunity will be allocated to the Fund in accordance with Clearlake’s Global Allocation Policy and procedures (as defined below). See “—
Allocation Policy
” below.
General Due Diligence.
The Adviser uses a range of resources to identify and source the availability of promising Private Assets. The Adviser’s investment approach is based on the extensive research conducted by its research teams. The Adviser’s research teams are organized by sector, which allows the Adviser to develop a deep perspective on the different sub-sectors
in private equity.
The Adviser’s research teams assess the relative attractiveness of different geographies and strategies for private equity investments. This allows the Adviser to identify the areas that it believes will outperform over the next three to five years, the typical investing cycle of a private equity asset. Shorter-term opportunistic allocations will also be utilized to seek to capitalize on near-term market trends. Examples of factors that are considered include the supply of capital available for investments (based on fundraising) compared to the likely supply of investment opportunities; projected growth rates; availability of leverage; long-term industry and geographic-specific trends; regulatory and political conditions; and demographic and technological trends.
Asset Allocation
. The Adviser employs an asset allocation strategy that seeks to benefit from the diversification of the Fund’s investments across geographic markets and lifecycles.
Access
. The Fund provides Shareholders with access to Private Assets and underlying strategies that are generally unavailable to the investing public due to resource requirements and high investment minimums. Additionally, the Adviser will leverage the Clearlake Advisory Affiliates’ extensive network of manager relationships, scale and influence as investors, and deep team of resources to source and identify high-quality investment opportunities for the Fund. Given the compressed decision-making time frames often associated with Private Assets, the Adviser expects to focus primarily on opportunities from the proven, high-quality managers with which the Clearlake Advisory Affiliates have a direct relationship; the greatest familiarity with the manager’s team, approach, and track record; and the strongest alignment of interests.
Commitment Strategy
. The Adviser plans to manage the Fund’s commitment strategy to reduce the amount of uninvested cash (or “cash drag”) associated with the underlying investments. The Fund expects Secondary Investments to represent its core investment strategy, while
Co-Investments
and Primary Investments are expected to comprise a smaller portion of the Fund’s portfolio. Unlike Primary Investments, which generally involve commitments that are drawn down over a three- to six-year
investment period, and therefore may leave a portion of committed capital uninvested for a period of time, Secondary Investments typically involve the acquisition of interests in Investment Funds in which all or a substantial portion of the underlying capital has already been invested. As a result, Secondary Investments generally may permit the Fund to deploy capital more rapidly and may reduce the delayed cash flow and return profile commonly referred to as the
“J-Curve”.
The Adviser may use credit facilities or other permitted borrowings as a tool to manage cash drag, bridge timing differences between subscriptions and investments, satisfy repurchase requests and fund unfunded commitments, in each case subject to the Fund’s policies, applicable governance and Board oversight.
The Fund may also invest in
Co-Investments
and Secondary Investments after the applicable Investment Fund has already invested a portion of its capital commitments in private equity assets (“Seasoned Investments”). Seasoned Investments are made later in an Investment Fund’s lifecycle and therefore may involve less blind pool risk, earlier potential distributions and a less pronounced
J-Curve
than traditional Primary Investments. In certain cases, the Fund may make a Secondary Investment that is contingent upon a Primary Investment to which the Secondary Investment is “stapled,” and in those circumstances the Adviser will treat the entire transaction, including the stapled Primary, as a Secondary Investment when funded.
Because the Fund expects to emphasize Secondary Investments,
Co-Investments
and other later-stage private market exposures, the Adviser expects to manage commitments with the objective of keeping the Fund substantially invested while minimizing cash drag to the extent practicable. The Fund may employ an “over-commitment” strategy, pursuant to which the Fund may make commitments to Secondaries,
Co-Investments
and, to a lesser extent, Primary Investments in an aggregate amount that exceeds the Fund’s immediately available cash, which could result in an insufficient cash supply to fund unfunded commitments to applicable Investment Funds. See “
Principal Risks—Risks of Investing in Private Assets
.” In managing this strategy, the Adviser will take into account anticipated cash flows, including projected distributions from investments, subscriptions for Shares, repurchases of Shares, and distributions to Shareholders, and will utilize a proprietary model that incorporates historical data, portfolio observations, insights and forecasts.
Risk Management
. The long-term nature of private equity investments requires a commitment to ongoing risk management. The Adviser seeks to monitor the performance of Private Assets and developments at the individual portfolio companies that are material positions held by the Fund. By tracking commitments, capital calls, distributions, valuations, and other pertinent details, the Adviser seeks to use a range of techniques to reduce the risk associated with the commitment strategy. These techniques may include, without limitation:

•	Diversifying commitments across Private Assets at different parts of fund lifecycles through the use of Secondaries, Co-Investments and Primary Investments.

•	Actively managing cash and Liquid Assets.

•	Modeling and actively monitoring cash flows to avoid cash drag and maintain maximum appropriate levels of commitment.

•
Seeking to establish credit facilities and other permitted borrowings to provide liquidity to satisfy repurchase requests, bridge investments pending subscriptions, meet capital calls, and manage timing/inflow needs, in all cases consistent with the limitations and requirements of the 1940 Act.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares in connection with the Fund’s semi-annual repurchase offers, the Adviser may from time to time determine to sell certain of the Fund’s assets in the secondary market, which could potentially result in the assets, or a portion thereof, being sold at a discounted value. If the Fund sells a portion of an asset at a discounted value, the retained portion, if not expected to be sold, would generally not be marked down to the discounted price. See “
Calculation of Net Asset Value
.” In implementing the Fund’s liquidity management program, so as to minimize cash drag while providing the necessary liquidity to support the Fund’s private equity investment strategies and potential repurchase of Shares in connection with the Fund’s semi-annual repurchase offers, the Fund may invest a portion of the Fund’s assets in Liquid Assets that are intended to provide an investment return while offering better liquidity than private equity investments. The Liquid Assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities.
Additionally, the Fund’s investments and strategies involve exposure to foreign currencies. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.
Private Equity Asset Class
Private equity is a common term for investments that are typically made in private companies through bespoke, privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, subordinated debt and warrants, or other instruments, depending on the strategy of the investor and the financing requirements of the company. Investments in private equity have grown significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. Large pension funds, endowments, and other sophisticated institutional investors commonly invest a meaningful portion of their overall portfolios to private equity.
The private equity market is diverse and can be divided into several different segments, each of which may exhibit distinct characteristics based on combinations of various factors. These include the type and financing stage of the investment, the geographic region in which the investment is made and the vintage year. The Fund may invest in all segments of private equity on a global basis.
Private Equity Financing Stages
In private equity, the term “financing stage” is used to describe investments (or funds that invest) in companies at a certain stage of development. The different financing stages have distinct risk, return and correlation characteristics and play different roles within a diversified private equity portfolio. Broadly speaking, private equity investments can be broken down into three financing stages: buyout, venture capital and growth equity. These categories may be further subdivided based on the investment strategies that are employed. The Fund may make private equity investments across all financing stages and investment strategies.

•
Buyouts
. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid-
or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap
segment. Overall, debt financing typically makes up
45-65%
of the price paid for a company.

•
Venture Capital
. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages
(usually classified as seed, early, and late stage) and often do so in partnership with other investors.

•
Growth Equity
. Growth equity investors target companies that require additional capital to expand their businesses but are typically more mature than the recipients of traditional venture capital. Such companies might be in a high growth phase but have largely mitigated the basic technology risk in their business plan. Many venture capitalists will consider a later stage investment in previously venture-backed companies to be a growth investment. The Adviser defines growth equity as a minority equity investment in a profitable company where the capital invested is used to accelerate commercialization of a product, for example, as opposed to funding a business that is not cash flow positive.

Types of Investment Structures
The Fund invests, directly and indirectly, in private equity through the various structures described below.
Secondary Investments
Secondary Investments or “Secondaries” typically refer to investments in existing private investment funds through the acquisition of an existing interest by one investor from another in a negotiated transaction, which are referred to as limited partner-led
(or
“LP-led”)
secondaries. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. There is also a growing general partner-led
(or
“GP-led”)
secondary market, which can include both strip sales (i.e., transactions where the general partner solicits secondary buyers to submit offers on a select strip of portfolio companies held by a private fund) and/or continuation vehicles with general partners structuring a vehicle that allows for continued participation in the growth of one or more portfolio investments beyond a fund’s traditional exit time frame via the sale of such investments to a newly formed investment vehicle that is managed by the existing general partner. In a continuation vehicle transaction, private fund investors are provided with the option, but not the obligation, to take liquidity from the sale of one or more assets through a newly formed investment vehicle (i.e., a continuation vehicle) that continues to be managed by the existing general partner of the private fund, or to maintain their exposure to the asset(s) by rolling their capital into the newly formed continuation vehicle. Examples include, but are not limited to, single-asset (i.e., continuation vehicles intended to hold a single asset) or multi-asset (i.e., continuation vehicles intended to hold multiple assets) continuation vehicles, minority equity recapitalizations (i.e., transactions where a sponsor sells a minority equity stake in a portfolio company to an investor), and preferred equity recapitalizations (i.e., transactions where a sponsor sells preferred equity in a portfolio company to an investor).
Because Secondary Investments are generally made when a Primary Investment is three-to-seven
years into its investment period and has deployed a significant portion of its capital into portfolio companies, these investments are viewed as more mature. Secondary Investments are not typically expected to exhibit the initial decline in NAV associated with Primaries and may reduce the impact of the
“J-Curve”
associated with private equity investing. There can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio investments.
The Fund will also invest in Seasoned Investments, which are acquisitions of interests in Investment Funds that have already invested a portion of their capital commitments in private equity assets. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical Primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return
“J-curve”
performance associated with Primary Investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical Primaries.
In certain cases, the Fund may make a Secondary Investment that is contingent upon a Primary Investment to which the Secondary Investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled Primary) as a Secondary Investment when funded.
The market for purchasing Investment Funds on the secondary market may be very limited and competitive, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for secondary investment at any given time. Purchases of Investment Funds on the secondary market may be heavily negotiated and may create additional transaction costs for the Fund.
The Adviser seeks to leverage Clearlake’s longstanding and intimate relationships with general partners of Investment Funds and intermediaries to source and diligence investments in Secondary Investments. See “—
General Due Diligence
” above for additional information. After the Adviser completes its diligence on, and obtains all internal approvals for, a Secondary Investment, the Fund will submit a binding letter of intent to acquire the investment in the Secondary Investment. If the offer is accepted by the seller (i.e., the limited partner in an
LP-led
transaction or the general partner in a
GP-led
secondary transaction), the Fund and the seller negotiate and finalize the legal documentation to close the transaction. Prior to submitting a binding letter of intent in an
LP-led
secondary transaction, the Fund will obtain the consent of the general partner of a Secondary Investment to effectuate the transfer of the interest in the Secondary Investment from an existing limited partner to the Fund, unless such transfer does not require the consent of the Secondary Investment’s general partner. While it is possible that a general partner may not consent to the transfer of the interest to the Fund in an
LP-led
secondary transaction, this risk is mitigated by the fact that
LP-led
secondaries are often directed to the Adviser by the general partner of the Secondary Investment and, in many cases, funds managed by the Adviser are pre-approved
as secondary buyers by the general partner of the Secondary Investment.
The Fund will value its investments in Secondary Investments and other Private Assets at fair value. See “
Calculation of Net Asset Value
.” Secondary Investment funds may be acquired at a discount to the Investment Fund’s NAV. Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the books and records of the Fund and the negotiated sale price. Risks associated with an Investment Manager’s reported valuations are included in “
Principal Risks—Risks of Investing in Private Assets—The valuations of Investment Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties
.” To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to Shareholders is disclosed in “
Material U.S. Federal Income Tax Considerations
.”

The secondary market continues to evolve and expand. Secondaries may include various structures by which the Fund gains exposure to private equity including those described above and others that share some of the same characteristics. Although not principal investments of the Fund, the Fund may invest in the equity or debt of structured transactions such as collateralized fund obligations or similar investment vehicles (“CFOs”) that own existing funds and co-investments.
Such CFOs would be considered Secondary Investments by the Fund. The Fund may also invest in open-end
or
closed-end
funds and similar investment vehicles, which may be evergreen funds with existing assets at the time of the Fund’s investment.
Co-Investments
Co-Investments
involve the Fund acquiring, either directly or through a special purpose vehicle, an equity interest in a private operating company managed by an unaffiliated third-party Investment Manager. These opportunities are primarily anticipated to be offered where the third-party Investment Manager responsible for managing the private operating company seeks co-investment from third parties for one or more of the following reasons, including (i) bridging a funding gap for acquiring the company, (ii) leading a new round of financing for the company, or (iii) developing deeper relationships with investors by providing direct investment access. The third-party Investment Managers typically create and manage any special purpose vehicles through which indirect Co-Investments are structured through and such vehicles invest substantially all of their assets in the underlying private company. The Adviser and its affiliates generally do not create, structure, manage or receive compensation or fees from such vehicles in which the Fund invests. Co-Investments generally provide exposure to the private operating company at the same entry valuation as the third-party lead Investment Manager and/or its fund(s) (if applicable), but typically without an additional layer of fund-level fees such as management fees and/or carried interest type fees (or at significantly reduced fees) although there may be other transaction or placement fees in certain circumstances. Co-Investments structured through special purpose vehicles incur operating and offering-related costs which are generally borne by the co-investors. The return profile of such Co-Investments may not match that of the underlying private operating company due to the impact of such fees, expenses, and the structure of such vehicles or investments. Co-Investments may be structured such that the lead and co-investors collectively hold a controlling interest of the private operating company and may include favorable economic terms, negotiated governance, information and consent rights (e.g., reporting packages, major decision vetoes, transfer rights) commensurate with the Adviser’s role and the Fund’s ownership—however, the Fund generally expects to hold minority or non-control interests and may have limited governance rights. Co-Investments are generally expected to be executed alongside third-party Investment Managers with which Clearlake and its affiliates have a broader relationship, allowing for potentially greater transparency and alignment in the company level diligence process.
Primary Investments
Primary Investments, or “Primaries,” typically refer to investments in newly established private equity funds that are early in their lifecycle and have typically not yet begun investing. Primary Investments are made during an initial fundraising period in the form of capital commitments, which are then called down by the Fund and utilized to finance its investments in portfolio companies during a predefined period. A private equity fund’s NAV will typically exhibit a
“J-Curve,”
undergoing a decline in the early portion of the fund’s lifecycle as investment-related expenses and fees accrue prior to the realization of investment gains from portfolio investments, with the trend typically reversing in the later portion of the fund’s lifecycle as portfolio investments are sold and gains from investments are realized and distributed. There can be no assurance that any or all primary investments made by the Fund will exhibit this pattern of investment returns and realization of later gains is dependent upon the performance and disposition of each Primary Investment’s portfolio investments. Private equity Primary Investments typically range in duration from ten-to-twelve
years, excluding extensions. Underlying investments in portfolio investments generally have a three-to-six-year
range of duration.
Primary Investments are generally
closed-end
funds and only accept new investments during a finite period. Typically, Investment Managers will not launch new funds more frequently than every two-to-four
years. Market

leaders generally offer multiple Primary Investments each year, but they may not offer funds within a given geography or that pursue a certain strategy in any particular year. Accordingly, many funds managed by top-tier
private market firms will be unavailable for a Primary Investment at any given time. Because of the limited timeframe of opportunity for investment in any given fund, having a well-established relationship with an Investment Manager is critically important for primary investors.
Liquid Assets
The Fund intends to invest a portion of its assets in a portfolio of Liquid Assets, including cash and cash equivalents, liquid fixed-income securities and other credit instruments, and other investment companies, including money market mutual funds and exchange traded funds. The Adviser expects to prioritize instruments that it believes are sufficiently liquid for the Fund’s liquidity management needs; however, the actual liquidity of such assets may vary depending on market conditions and other factors.
The Fund may invest in investment grade and below investment grade fixed-income securities, including government obligations, corporate bonds, securitized instruments, money market instruments, repurchase agreements and restricted securities. The Fund’s liquid fixed-income and other credit investments may include floating rate senior secured loans issued by U.S. and foreign corporations, partnerships and other business entities, including private equity backed companies (i.e., borrowers), mezzanine securities and bank loans. Floating rate loans are often at the time of investment below investment grade securities (commonly known as “junk” or “junk bonds”). The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Adviser to be of comparable quality.
While this Prospectus contains generalized discussions about the Adviser’s current expectations with respect to the make-up
of the portfolio of the Fund, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. The Adviser may modify the implementation of the Fund’s investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel or as the Adviser otherwise deems appropriate.
Secondary Investment Process and Approach
Secondaries—Sourcing

•	Fund Manager Relationships . The Adviser expects to source secondary opportunities through the Clearlake Advisory Affiliates’ relationships with private equity fund managers and their investors.

•
Secondary Adviser Connections
.
The Adviser expects to leverage and maintain relationships with secondary advisers, brokers and other intermediaries introduced through the strong deal flow of the Clearlake Advisory Affiliates.

•
Proactive Sourcing
.
The Adviser expects to utilize the Clearlake Advisory Affiliates’ proactive-sourcing efforts as a key component to drive Secondaries deal flow. The Secondaries team will work closely with the individuals from the Clearlake Advisory Affiliates’ broader investment team who are responsible for each Investment Manager relationship to maintain frequent and regular contact with each Investment Manager to keep them aware of the Adviser’s Secondaries program and to learn of potential opportunities (both
LP-led
Secondaries and
GP-led
Secondaries).

•
Manager-Friendly Approach
.
The Adviser believes that Investment Managers, from which the Clearlake Advisory Affiliates have previously sourced a Secondary Investment, are one of the best sources of future Secondaries deal flow, particularly as Investment Managers become repeat users of the secondary market for manager-led
continuation vehicles.

•
Flexible Approach and Market Knowledge
.
The Adviser believes that its flexibility to engage with Investment Managers at various points in their
GP-led
secondary processes and in varying capacities will allow it to be viewed as a valuable partner by its Investment Managers. The Adviser believes that the Clearlake Advisory Affiliates’ presences as leading private equity managers will allow it to see a broad cross-section of the manager-led
secondary opportunities that come to market, providing the Adviser with real-time insight into the constantly evolving landscape of deal structures and economic terms.

Secondaries—Selective Investment Criteria
The Adviser believes that successful secondary investing depends principally on disciplined manager selection, underwriting and pricing. The investment criteria for Secondaries is as follows: (i) stable and experienced management team; (ii) a sound business model that positions it for long-term viability; (iii) proven access to deal flow; (iv) extraordinary resources that it can bring to its investments; (v) strong performance; and (vi) a focus on markets that support private equity investing. The Adviser may consider these criteria and other factors in its judgment, and no single criterion will be determinative.
Secondaries—Investment Process
The Adviser (through the Clearlake Advisory Affiliates) expects to build the Fund’s portfolio of Secondaries primarily with Investment Funds managed by leading private equity firms. The Adviser believes that a key factor in building a successful private equity portfolio is investing in high-quality Investment Managers.

•
Team Selection and Deal Screening.
The Adviser applies an extensive and rigorous investment process to identify and invest in Secondaries that the Adviser believes will achieve strong, risk-adjusted returns.

•
Due Diligence and Price Modeling.
The Secondaries deal team assesses the current status of a Secondary opportunity using a wide variety of information, including the Clearlake Advisory Affiliates’ significant industry knowledge, which allows the Secondaries team to efficiently perform a preliminary assessment of the attractiveness of a Secondary opportunity. After the initial assessment is completed and the Adviser determines that a potential secondary purchase has the opportunity to generate an attractive long-term return, the Secondaries deal team proceeds with an extensive due diligence process that has been developed and refined by teams with over 23 years of experience. This extensive due diligence process further leverages the Clearlake Advisory Affiliates’ significant industry knowledge. The Secondaries team incorporates this diligence information into a proprietary pricing model that incorporates a bottom-up
analysis of the underlying investments in the portfolio to help determine the price that the Adviser believes has the potential to generate an attractive risk-adjusted return.

•
Investment Decision and Bid.
Once a Secondary Investment has been approved in accordance with the applicable approval process, the Secondaries team and the Adviser’s legal staff proceed with reviewing and finalizing the legal documentation to participate in the Secondary opportunity. By the time a Secondary Investment is made, six to eight investment professionals of the Clearlake Advisory Affiliates will have typically been involved.

Primary and
Co-Investment
Process and Approach
Primary and
Co-Investments—Sourcing

•
Fund Manager Relationships
.
The Adviser expects to source Primary and
Co-Investment
opportunities through relationships with sponsors and other market participants available through the Clearlake Advisory Affiliates and the broader Clearlake platform. Clearlake and its affiliates bring deep networks, long-term experience, and strong reputations within industry which all help lead to strong sources of deal flow. Because Investment Managers typically look first to their own fund investors for
Co-Investments,
the Adviser believes that it is well-positioned to see deal flow from many leading private equity managers through such relationships—deal flow that the Adviser believes is unlikely to be available to investors that lack a primary fund relationship with that Investment Manager.

•
Scale and Influence
.
The Adviser believes that the Clearlake Advisory Affiliates, the broader Clearlake platform and their market presence may enhance access to differentiated opportunities, particularly in instances where the amount available for investment is limited, the opportunity for investment will not be provided to all fund investors and where execution, certainty, responsiveness and sponsor relationships are important.

•
Proactive Sourcing
.
The Adviser expects to utilize
the Clearlake Advisory Affiliates’ proactive-sourcing efforts as a key component to drive deal flow. The investment team has a proactive process in place to help identify high-quality managers and then proactively target those fund managers in an effort to build relationships with those managers in advance of formal fundraising. The investment team will work closely with the individuals from Clearlake Advisory Affiliates’ broader investment team who are responsible for each Investment Manager relationship to maintain frequent and regular contact with each Investment Manager to keep them aware of the Adviser’s Primary and
Co-Investment
program and to learn of potential opportunities that could require investment.

•
Manager-Friendly Approach
.
The Adviser believes that Investment Managers, from which the Clearlake Advisory Affiliates have previously sourced an investment, are one of the best sources of investment deal flow. As such, the Adviser has designed its investment process to be Investment Manager-friendly, placing an emphasis on transparency, efficiency, and communication to solicit Investment Managers that have never provided deal flow to the Adviser or the Clearlake Advisory Affiliates to do so and to encourage Investment Managers that have previously provided deal flow to feel inclined to do so again.

•
Flexible Approach
.
The Adviser believes that its flexibility to engage with Investment Managers at various points in their investment process and in varying capacities will allow it to be viewed as a valuable direct equity investment partner by its Investment Managers. The Adviser believes that the Clearlake Advisory Affiliates’ ability to partner with Investment Managers early in the investment process will provide the Investment Managers flexibility with the financing of their transactions and also will allow the Adviser to secure investment allocations early in the investment process.

Primary and
Co-Investments—Selective
Investment Criteria
The Adviser’s assessment of Primary and
Co-Investment
opportunities employs a disciplined, selective investment approach that is built around several key investment criteria.
The investment criteria for Primary Investments are as follows: (i) a stable and experienced team, (ii) a sound business model that positions it for long-term viability, (iii) proven access to deal flow, (iv) extraordinary resources that it can bring to its investments, (v) strong performance, and (vi) a focus on markets that support private equity investing.
The investment criteria for
Co-Investment
opportunities are as follows: (i) fund managers that the Adviser and its affiliates know well and are considered in good standing for potential
Co-Investment
opportunities, (ii) consistency with the Investment Manager’s historical approach; (iii) proven deal leadership; (iv) lead or influential role; (v) governance, (vi) appropriate risk/return profile; (vii) ESG and other underwriting considerations; and (viii) fit within the Fund’s portfolio.
The Adviser may consider these factors, among others, to the extent applicable to the relevant Primary Investment or
Co-Investment
opportunity, and no single factor will be determinative.

Primary and
Co-Investments—Investment
Process
The Adviser’s review process for each opportunity is led by a dedicated deal team. The Adviser reviews the available diligence materials and the investment documentation provided by the Investment Manager with respect to the opportunity and screens such opportunities for compatibility with the investment vehicle’s investment guidelines.
Monitoring Investments
The Adviser has developed a comprehensive monitoring and reporting system that is based on the view that active and diligent monitoring may enhance investors’ returns, protect their investment by reducing the occurrence of negative events in the portfolio, and enable investors to take advantage of the rights offered to them in the Investment Fund’s governing documents. The Adviser’s monitoring services, which enable the Adviser to effectively monitor private equity investments and their respective portfolio companies, include: (i) maintaining a private equity monitoring database; (ii) information rights; (iii) monitoring adherence to the organizational agreement; (iv) interacting with Investment Managers; (v) reviewing/performing valuations; (vi) analyzing Investment Manager clawbacks; (vii) identifying potential conflicts of interest; (viii) implementing and maintaining control systems; and (ix) monitoring mature Investment Funds.
Portfolio Allocation
In allocating the Fund’s capital, the Adviser seeks to use the resources and capabilities it has assembled to build a diversified portfolio of investments that seeks to mitigate the effects of the
J-Curve
to maximize the risk-adjusted returns to the Shareholders. Portfolio construction is the first level of the risk management process. At a high level, the planning of a portfolio is intended to take into account medium- to long-term secular and macroeconomic risks, and how they are likely to impact the private equity market. A fundamental premise of the Adviser’s investment strategy is to prioritize a proactive sourcing approach for all forms of Private Assets, driven by a thoughtful portfolio construction plan.
The objective of this plan is twofold: first, to build in appropriate defensive and opportunistic elements so that downside capture of the risk of the broader capital markets is minimized, while upside capture is maximized, creating an asymmetric risk/return profile – i.e., lower downside potential, higher upside potential. This applies equally to the planning and pacing of Secondary Investments,
Co-Investments
and Primary Investments.
Second, this plan maximizes the potential for the portfolio to capture the greatest allocation to the best managers available. The Adviser believes that approximately two-thirds
of the alpha in private equity investments is created through selection of the best managers. In order to maximize allocation, it is critical to work with those managers ahead of their formal fundraising process to ensure that the maximum allocation for the subject portfolio is achieved. Similarly, proactive sourcing is critical to building the best risk-adjusted performance in Secondaries and
Co-Investments.
As for the objective elements of portfolio construction, the Adviser will generally seek to (i) invest no more than 25% of the Fund’s capital, measured at the time of investment, in any one Private Asset, and (ii) limit the Fund’s investment in any one Private Asset to no more than 25% of the Private Asset’s economic interests, measured at the time of investment. The Adviser may invest the Fund’s capital in Private Assets that engage in investment strategies other than those described in this Prospectus and may sell the Fund’s portfolio holdings at any time.
In constructing the Fund’s portfolio, the Adviser seeks to achieve three goals: meeting the Fund’s target returns, generating sufficient liquidity for the semi-annual share repurchase program and minimizing volatility. The Adviser will dynamically allocate the portfolio among investment types with the intention of optimizing for these three goals. There can be no assurance that the Fund will provide any particular level of return, liquidity or volatility.

The projected long-term asset allocation targets shown below reflect the Adviser’s current assessment of the appropriate mix of asset classes and investment types. However, these are only expected targets, and the actual allocation at any given time may vary significantly. Over time, the targets may change and the portfolio composition may reflect the allocation of capital more opportunistically in accordance with the Fund’s investment objective. The Adviser currently expects that the Fund’s asset allocation will tilt more heavily toward Secondary Investments and
Co-Investments
in the near term.
Asset Allocation Targets

Investment Type	Range
Secondary Investments	no less than 70%
Co-Investments	up to 20%
Primary Investments	up to 10%

Geographic Region	Range
North America	no less than 70%
Europe	up to 30%
Rest of World	up to 10%
There can be no assurance that all investment types will be available, will be consistent with the Fund’s investment objective, will satisfy the Adviser’s due diligence considerations or will be selected for the Fund.
While the Fund actively pursues
Co-Investments,
the Fund’s allocations to Investment Funds may be made in the form of capital commitments which are called down by an Investment Fund over time. Thus, in general, the Fund’s private equity allocation will consist of both funded and unfunded commitments. Only the funded private equity commitments are reflected in the Fund’s NAV. Over time, the allocation ranges and commitment strategy may be adjusted based on the Adviser’s analysis of the private equity market, the Fund’s existing portfolio at the relevant time, and other pertinent factors.
Allocation Policy
Clearlake and its affiliates, including the Adviser, provide and/or in the future may provide investment management advice and services to other entities and clients, including, without limitation, other managed accounts, collective investment vehicles, special purpose acquisition companies, continuation funds, business development companies (“BDCs”), registered investment companies and/or affiliated investment funds (the “Other Accounts”). To manage allocation of investment opportunities across client accounts, Clearlake has adopted an allocation policy designed to allocate opportunities on a fair and equitable basis over time (the “Global Allocation Policy”).
Clearlake and its affiliates, including the Adviser, will allocate investment and sale opportunities with their Other Accounts and the Fund in accordance with the Advisers Act, any applicable
Co-Investment
Exemptive Relief and the Global Allocation Policy. Under the Global Allocation Policy, Secondary Investments (collectively, “Core Investment Opportunities”) will generally be allocated to the Fund and the relevant Other Accounts in a fair and equitable manner over time, including by reference to available capital, strategy-level capacity, portfolio construction and other applicable allocation factors. Available capital may take into account, among other things, cash, pending or anticipated subscriptions, repurchases or withdrawals, permitted leverage and liquidity reserves. Subject to the Advisers Act, certain Other Accounts may receive priority or other allocation rights with respect to certain other types of investments, including
Co-Investments,
Primary Investments and other investments that do not fall within the Fund’s core investment strategy, subject to various conditions set forth in such Other Accounts’ respective governing agreements. Accordingly, Clearlake is under no obligation to offer such non-Core
Investment Opportunities to the Fund even where they otherwise may be suitable for the Fund, and may choose to allocate all or any part of any such opportunity to Other Accounts in accordance with its Global Allocation Policy and applicable law.
In addition, as a
closed-end
fund registered under the 1940 Act, the Fund is subject to certain limitations relating to co-investments
and joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside Other Accounts.
The Fund has applied for
Co-Investment
Exemptive Relief from the SEC that, if granted, would permit the Fund and other Regulated Funds (which means, Other Accounts that are registered investment companies or BDCs and that intend to rely on the
Co-Investment
Exemptive Relief, the “Regulated Funds”) to, among other things, co-invest
with certain other persons, including other Regulated Funds, certain affiliates of Clearlake, Clearlake and certain Other Accounts managed and controlled by Clearlake and its affiliates, subject to certain terms and conditions. Under the terms of the
Co-Investment
Exemptive Relief, each Clearlake Adviser (and each affiliated entity that is not advised by a Clearlake Adviser) will adopt and implement
Co-Investment
Policies reasonably designed to ensure that: (i) opportunities to participate in co-investment
transactions are allocated in a manner that is fair and equitable to every Regulated Fund; and (ii) the Clearlake Adviser negotiating the co-investment
transaction considers the interest in the transaction of any participating Regulated Fund. If the Adviser determines that a Core Investment Opportunity is appropriate for the Fund, the investment will generally be allocated to the Fund, any other Regulated Funds and the Other Accounts participating in the investment that target similar assets pro rata based on available capital in the applicable strategy. If the Adviser determines that such investment is not appropriate for the Fund, or that the Fund should not participate, the investment will not be allocated to the Fund.

Risk Factors [Table Text Block]
PRINCIPAL RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS DISCUSS THE PRINCIPAL RISKS OF AN INVESTMENT IN THE FUND AND SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED THEREWITH. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.
Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s private market investments. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.
The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:
Risks of Investing in Private Assets
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private equity investments are subject to general market risks.
The funds in which the Fund will invest may invest in portfolio companies that involve a high degree of business or financial risk. The portfolio companies may be start-ups
or in an early stage of development, may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The portfolio companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. In addition, they may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.
Many portfolio companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.
The
day-to-day
operations of each Investment Fund will be the responsibility of the Investment Managers.
The
day-to-day
operations of each Investment Fund will be the responsibility of the Investment Managers. Although the Adviser will be responsible for monitoring the performance of each Investment Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Investment Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.
Competition for access to private equity investment opportunities is highly competitive.
The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. In addition, developing and maintaining relationships with sponsors of private funds, joint venture partners or management teams, on which some of the Fund’s strategy depends, is highly competitive. The supply and consequently the pricing of secondary investments is dependent on a number of factors that may be adversely impacted by general conditions in the global financial markets, including the rate at which such underlying sponsors are able to deploy capital, the performance and value of investments held by funds managed by such underlying sponsors and the ability for such investment funds to realize, recapitalize and/or refinance their own investments in order to return capital to their investors. Higher valuations and increased liquidity and return of capital in the private equity investment market may result in fewer attractive investment opportunities. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by the Adviser. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than the Adviser and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there is currently a significant amount of capital available for secondary investments.

Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Adviser in sourcing transactions and investing and managing the capital of the Fund. There can be no assurance that the Fund will be able to locate, consummate and exit investments that satisfy the Fund’s target size range or rate of return objectives or that it will be able to invest fully its committed capital. To the extent that the Fund encounters competition for investments, the Fund may be adversely affected.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser and/or its affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on engaging in transactions alongside or with affiliates of the Fund. The Fund has applied for
Co-Investment
Exemptive Relief from the SEC, that, if granted, would permit the Fund and other Regulated Funds to, among other things, co-invest
with certain other persons, including other Regulated Funds, certain affiliates of Clearlake, Clearlake and certain Other Accounts managed and controlled by Clearlake and its affiliates, subject to certain terms and conditions.
The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the
Co-Investment
Exemptive Relief (when received) or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance. There can be no assurance that the Fund will be granted the Co-Investment Exemptive Relief.
Under the terms of the
Co-Investment
Exemptive Relief, each Clearlake Adviser (and each affiliated entity that is not advised by a Clearlake Adviser) will adopt and implement
Co-Investment
Policies reasonably designed to ensure that: (i) opportunities to participate in co-investment
transactions are allocated in a manner that is fair and equitable to every Regulated Fund; and (ii) the Clearlake Adviser negotiating the co-investment
transaction considers the interest in the transaction of any participating Regulated Fund. Each Clearlake Adviser (and each affiliated entity that is not advised by a Clearlake Adviser) will provide its
Co-Investment
Policies to the Regulated Funds and will notify the Regulated Funds of any material changes thereto. The
Co-Investment
Exemptive Relief is subject to certain additional terms and conditions, so there can be no assurance that the Fund will be permitted to invest in transactions alongside certain of the Fund’s affiliates if such terms and conditions cannot be satisfied. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated funds will require the “required majority” of the Fund’s independent Trustees to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its Shareholders and do not involve overreaching of the Fund or its Shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Shareholders. The Adviser’s investment allocation policies and procedures can be revised by the Adviser at any time without notice to, or consent from, the Shareholders.
In accordance with the
Co-Investment
Exemptive Relief, when deemed advisable by the Adviser, the Fund may rely on such relief to participate in a follow-on
investment for a position held by the Fund to the extent the follow-on
investment meets the conditions of our exemptive relief.
The Fund is subject to the risks of its Investment Funds.
The Fund’s investments in Investment Funds are subject to a number of risks. Investment Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Investment Funds in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Investment Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Investment Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Investment Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Investment Fund’s investments are successful.
Investment Fund interests are ordinarily valued based upon valuations provided by the Investment Manager, which may be received on a delayed basis. Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Investment Managers. An Investment Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Investment Manager’s compensation. The Adviser has procedures with respect to the assessment and review of the valuation procedures used by each Investment Manager and for reviewing the financial information provided by the Investment Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Investment Managers. Inaccurate valuations provided by Investment Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Investment Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Investment Managers may create incentives for the Investment Managers to make risky investments, and may be payable by the Fund to an Investment Manager based on an Investment Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Investment Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Investment Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Investment Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Investment Funds. Fees and expenses of the Fund and the Investment Funds will generally be paid regardless of whether the Fund or Investment Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Investment Funds, although access to many Investment Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Investment Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Investment Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Investment Funds. The Adviser also may refrain from including an Investment Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an Investment Fund or as part of a
Co-Investment.
The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s
Co-Investments
may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Private Assets as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Investment Funds or
Co-Investments
than other clients of the Adviser.
If the Fund fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Investment Funds or otherwise impair the value of the Fund’s investments.
The governing documents of an Investment Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Investment Fund prior to the end of its stated term. Early termination of an Investment Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in an Investment Fund, Shareholders will not themselves be equity holders of that Investment Fund and will not be entitled to enforce any rights directly against the Investment Fund or the Investment Manager or assert claims directly against any Investment Funds, the Investment Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Investment Funds that may be available to the Fund and other investors in the Investment Funds. Thus, while Shareholders will receive information about the Fund’s investments through the Fund’s shareholder reports (including, for example, the general asset class, name and issuer type of the Investment Funds and the cost basis and fair value of the Fund’s investments in Investment Funds), such information will be less than if Shareholders invested in the Investment Funds directly (to the extent permitted due to the substantial minimum net worth and other criteria for direct investment in Investment Funds). In addition, Investment Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Investment Funds, will not have the benefit of the protections afforded by the 1940 Act. Investment Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Investment Funds managed by such Investment Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Investment Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Investment Fund’s drawdowns. During this period, investments made early in an Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Investment Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Investment Funds. This may result in the Fund making commitments to Investment Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Investment Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other Liquid Assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Investment Funds.
The Fund may seek to invest in an Investment Fund’s
non-voting
securities and, together with interests held by other clients of the Adviser, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Investment Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Investment Fund and its affiliated persons.

As a general matter, however, the Investment Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Investment Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of an Investment Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Investment Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
The Fund is subject to risks associated with Investment Funds with less established sponsors.
The Fund may invest a portion of its assets in Investment Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Investment Funds’ underlying investments.
The investments made by the Investment Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Investment Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
An Investment Manager may focus on a particular industry or sector, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, an Investment Manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Investment Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Investment Fund may invest. The success of each investment made by an Investment Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
There can be no assurance that the Adviser will have access to a sufficient number of attractive co-investment
opportunities or that any such opportunities presented will be appropriate for the Fund.
The Adviser does not independently initiate direct investments in portfolio companies and will rely on the Clearlake Advisory Affiliates’ relationships with Investment Managers. However, there is no assurance that such Investment Managers will offer opportunities to the Adviser or that the Fund will receive an allocation of any such opportunities.
The Fund may have limited opportunities to invest in Secondary Investments.
The Fund may invest in Secondary Investments by acquiring the interests in the Investment Funds from existing investors in such Investment Funds (and not from the Investment Fund itself). In such instances, as the

Fund will not be acquiring such interests directly from the Investment Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “
Principal Risks—Operational, Regulatory and Tax Risks—The Fund may fail to qualify as a RIC under Subchapter M of the Code.
” Moreover, certain sponsors of private investment funds may be unwilling to provide consent to the transfer of an Investment Fund interest to the Fund given certain public disclosure requirements that apply to the Fund. There can be no assurance as to the number of opportunities to invest in Secondary Investments that will be presented to the Fund.
At times, the Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller, on an “all or nothing” basis. In some such cases, certain of the Secondary Investments may be less attractive than others, and certain of the Investment Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
When the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Investment Fund and, subsequently, that Investment Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Investment Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
The valuations of Investment Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. Although the acquisition price of the Fund’s secondary investments may be the subject of negotiation, the acquisition price is typically determined by reference to the carrying values most recently reported by the underlying funds (which may be based on interim unaudited financial statements) and other available information. In addition, under limited circumstances, the Adviser may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Investment Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
Regulatory Changes may adversely affect private equity funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private equity funds in the private secondary market less attractive or make the general partners of private equity funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Adviser and may divert time and attention from portfolio management activities. In addition, and in particular in light of the changing global regulatory climate, the Fund may be required to register under certain foreign laws and regulations, and need to engage distributors or other agents in certain
non-U.S.
jurisdictions in order to market Shares to potential investors. The effect of any future regulatory change on the Fund (due to its investments in Investment Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
U.S. presidential and congressional elections, and other recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Adviser and its affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private equity industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
Failure to comply with any of these laws, rules, and regulations, some of which are subject to interpretation and may be subject to change, could result in a variety of adverse consequences, including civil penalties and fines, which may have material adverse effects. Additionally, foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities or instruments held by the Fund, and income on such securities or instruments or gains from the disposition of such securities or instruments may be subject to withholding taxes or other taxes imposed by certain countries where the Fund invests or in other jurisdictions.
The Investment Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio companies. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Investment Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Investment Funds. There can be no assurance that securities distributed in kind by Investment Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Adviser, in its sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Adviser. The Fund may incur additional expense in connection with any disposition of such securities.

The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments.
The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Investment Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited
Co-Investment
opportunities.
Many entities compete with the Fund in pursuing
Co-Investments.
These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time.
The Fund’s Primary Investments involve risks associated with the third-party Investment Managers.
The Fund’s Primary Investments will consist primarily of capital commitments to, and investments in, Investment Funds managed by Investment Managers unaffiliated with the Fund or the Adviser. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The Investment Funds’ underlying investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments. The Investment Funds generally will not have commenced operations and, accordingly, will have no operating history upon which the Adviser may evaluate their likely performance. Historical performance of the managers of Investment Funds is not a guarantee or prediction of their future performance. Many non-U.S. investment advisers are not registered as investment advisers with the SEC, making it more difficult for the Adviser to scrutinize such investment advisers’ credentials. The Fund will not have the opportunity to evaluate the relevant economic, financial and other information that will be used by the Investment Funds in their selection, structuring, monitoring and disposition of assets. In addition, the Fund generally will not have the right to participate in the day-to-day management, control or operations of Investment Funds, nor will it generally have the right to remove the Investment Manager of such Investment Funds.
The Fund’s portfolio companies may require additional financings.
Certain of the Fund’s portfolio companies, either directly through
Co-Investments
or indirectly through Investment Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Investment Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and an Investment Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, an Investment Fund or any portfolio company. There can be no assurance that a portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
The Fund may be subject to risks associated with investments in restructurings.
The Fund, either directly through
Co-Investments
or indirectly through Investment Funds, may make investments in restructurings that involve portfolio companies that are experiencing or are expected to experience financial difficulties. These financial difficulties may never be overcome and may cause such company to become subject to bankruptcy proceedings. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the investors may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws.
The Fund may be subject to risks associated with investments in mezzanine securities.
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment
grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends
more heavily on independent credit analysis than investments in other types of debt obligations.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
General Risks of Investing in the Fund
The Fund and the Investment Funds are subject to general investment risks.
There is no assurance that the Fund will achieve its investment objective. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any Investment Fund,

Co-Investment
or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital. Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with the Adviser and its affiliates provides no assurance of future success.
The Fund and the Investment Funds are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Adviser will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Investment Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, the Adviser will generally not be in a position to change an unrelated sponsor’s approach, including with respect to portfolio and risk management, conflicts of interest, environmental, social and governance issues and other relevant matters. The general partners of the Investment Funds will generally have sole and absolute discretion in structuring, negotiating and purchasing, financing, monitoring and eventually divesting investments made by such Investment Funds. Similarly, the Adviser will typically not be able to negotiate the level of any fee offsets (i.e., reduction in management fees borne by the Fund) and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. The Adviser may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for the Adviser to select and evaluate potential investments.
The Fund and the Investment Funds are subject to risks associated with inflation.
Certain developed economies are experiencing higher than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, certain countries have imposed wage and price controls or otherwise intervene in the economy, and certain central banks have raised interest rates. Past governmental efforts to curb inflation have also involved more drastic economic measures. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that continued and more wide-spread inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Investment Funds are subject to risks associated with general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions in the relevant economy (whether within or outside the U.S.), such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Investment Funds, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Investment Funds. The Adviser’s financial condition may be adversely affected by a significant general economic downturn and the Adviser may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Investment Funds to perform, (iii) impair the Fund’s ability to effectively exit the Investment Funds on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Investment Funds, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.
The public markets are currently experiencing significant volatility and many observers believe a global economic downturn or recession is possible. The extent and duration of such environment, to the private equity industry and global markets as a whole, is currently unknown. For this reason, valuations in this environment are subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of Clearlake’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by the Adviser or its affiliates were to incur substantial losses, the revenues of the Adviser and its affiliates would decline substantially. Such losses may hamper the Adviser and its affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
Ongoing armed conflicts, such as between Russia and Ukraine and Israel and Hamas, including recent escalations of the conflict in the Middle East and Southwest Asia, and continued and escalating political unrest in various other countries around the globe may have a material adverse impact on the Fund and its investments.
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, are currently leading, and for an unknown period of time will continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran with the stated aim of toppling the regime in Tehran, triggering regional Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.
Consider, for example, responses to the ongoing Russia-Ukraine conflict – the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have provided and may continue to provide military aid or other assistance to Ukraine and to Israel, or have undertaken or will undertake military strikes in Southwest Asia, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of conflict in the Middle East and Southwest Asia and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of conflict in the Middle East and Southwest Asia and subsequent sanctions or related actions, may lead to increased volume and price volatility. The extent and duration of the ongoing conflicts, resulting sanctions and any related market disruptions are impossible to predict, but could be substantial, particularly if current or new sanctions continue for an extended period of time or if geopolitical tensions result in expanded military operations on a global scale. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that the Fund, its investments, third party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.
The Fund has no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. See “
Potential Conflicts of Interest
” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions. The Fund’s 80% Policy is non-fundamental and may be changed by the Board without Shareholder approval upon 60 days’ prior written notice to Shareholders, provided that the Fund provides such notice in advance of a repurchase offer, such repurchase offer is not oversubscribed and the Fund repurchases the Shares at NAV.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skills in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Investment Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on the Adviser and key personnel.
Investors in the Fund are placing their investment in the discretion of, and are dependent upon the skill and experience of, the Adviser and certain Clearlake Advisory Affiliate employees and investors will be relying on the ability of the Adviser and such investment professionals to identify, select, structure and implement the investments to be made using the capital available to the Fund. In the event of the death, disability, or departure of key personnel of the Adviser or its respective affiliates, the business and the performance of the Fund may be adversely affected. While the Adviser expects to enter into the Resource Sharing Agreement with the Clearlake Advisory Affiliates, pursuant to which the Clearlake Advisory Affiliates will provide the Adviser with experienced investment professionals and access to the resources of the Clearlake Advisory Affiliates so as to enable the Adviser to fulfill its obligations under the Investment Advisory Agreement, there can be no assurance that the Clearlake Advisory Affiliates will perform their respective obligations under the Resource Sharing Agreement or enable the Adviser to fulfill its obligations under the Investment Advisory Agreement. The interests of these professionals in the Adviser and its affiliates, including the Clearlake Advisory Affiliates, should tend to discourage them from withdrawing participation in the Fund’s investment activities. However, there can be no assurance that any such professional will continue to be associated with the Adviser or its respective affiliates throughout the life of the Fund or that any replacement will perform well. Further, the time, dedication and scope of work of a professional varies considerably—for example, certain professionals will devote substantial time and efforts to projects of Other Accounts as well and maintain leadership roles across other strategies. Additionally, the professionals derive financial benefit from these other activities with Other Accounts, including fees, carried interest and performance-based compensation, as applicable, all of which may be higher than that received from the Fund.
The fact that the investment team will share certain personnel and resources with such Other Accounts, and with the Clearlake Advisory Affiliates pursuant to the Resource Sharing Agreement, furthers this conflict given the overlap in senior leadership and different incentive arrangements across the Fund and various Other Accounts. Some of the senior and other professionals involved in prior Clearlake funds will not be part of the team working on the Fund. Conflicts of interest may arise in allocating management time, services or functions of the investment team and the Adviser, and the ability of the members of the investment team to access other professionals and resources within the Adviser for the benefit of the Fund may be limited.
Furthermore, the Resource Sharing Agreement may be terminated by either party on sixty (60) days’ notice, and such termination may have a material adverse consequence on the Fund’s operations.
The Fund’s strategy involves investments in “undervalued” assets.
The Fund’s investment strategy is based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.
The Adviser’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
Before making an investment in an Investment Fund, the Adviser will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to such investment. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental, social, government, compliance and legal issues. Outside consultants, legal advisors, appraisers, accountants, investment banks, other third parties, and the private equity sponsors themselves often are involved in the sourcing and due diligence process and/or the ongoing operation of the Fund’s investments to varying degrees depending on the type of investment. Such involvement of third-party advisors or consultants presents a number of risks, including that the Adviser has reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, the Fund’s ability to evaluate and acquire more complex targets could be adversely affected. When conducting due diligence and making an assessment regarding an investment in an underlying fund, the Adviser will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. Representations made by a counterparty could be inaccurate, and the third-party investigations may not uncover risks. The due diligence investigation that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. Moreover, such an investigation will not necessarily result in the investment being successful. Conduct occurring at the funds and operating companies in which the Fund invests, even activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund.
In circumstances where the Adviser accesses
non-public
confidential information, there is a possibility that certain trading restrictions would apply to the Adviser and its affiliates, which may affect the Fund’s ability to transact.
In addition, at times, the Fund’s investment opportunities will require rapid execution, and investment analyses and decisions by the Adviser frequently will be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time an investment decision is made can be limited, and the Adviser at times will not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that could adversely affect an investment. In addition, the Adviser will from time to time involve independent consultants in connection with its evaluation or diligence of certain proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Secondary investments are highly illiquid and typically subject to significant transfer restrictions.
Limited partnership interests or other interests in which the Fund seeks to invest are highly illiquid and typically subject to significant transfer restrictions, including approval requirements from the fund’s general partner in its sole discretion and rights of first refusal in favor of other investors. Completion of transfers is often time-consuming and difficult. There can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments.
The Fund will generally hold
non-controlling
interests in its Investment Funds or
Co-Investments.
The Fund will generally hold
non-controlling
interests in its Investment Funds or
Co-Investments.
The Fund may have a limited ability to protect its position in such Investment Funds or
Co-Investments
(other than by exercise of those rights afforded to limited partners). The Fund may make investments with other third parties through acquisition vehicles, joint ventures, or other entities. The Fund may co-invest
with third parties through consortiums of private equity investors, joint ventures or other entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third-party co-venturer
may have financial, legal, or regulatory difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
Furthermore, third-party co-venturers may provide services similar to, and overlapping with, services provided by Clearlake to the Fund, Other Accounts or their respective portfolio investments, and, notwithstanding the foregoing, fees attributable to such services will not offset Management Fee or otherwise be allocated to, or shared with, the Shareholders. Additional conflicts would arise if a joint venture partner or counterparty is related to Clearlake in any way, such as through a sub-advisory relationship with Clearlake and its affiliates.
The Fund has a broad investment mandate.
The investment strategy of the Fund covers a broad range of fund strategies and geographic regions. Moreover, the types of investment structures utilized by, and securities invested in, Secondary Investments continue to evolve and include, for example, investments in special purpose acquisition companies (whether in an IPO or thereafter, through a “PIPE” investment or otherwise). Investors must rely upon the ability of the Adviser to identify, structure and implement investments that they believe are consistent with the Fund’s overall investment objectives and policies at such times as they determine. There are no material limitations on the funds, companies, markets or countries in which the Fund may invest. Subject to the foregoing, the Fund may, indirectly through the Investment Funds, make investments in various types of instruments, including partnership interests and preferred and common stock, and across asset classes.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.

Shares are not freely transferable.
Transfers of Shares may be made only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Shareholder or (2) with the written consent of the Board or its designated agents, which consent may be withheld in its or their sole discretion. Notice of a proposed transfer of Shares must be accompanied by properly completed subscription documents in respect of the proposed transferee. In connection with any request to transfer Shares, the Fund may require the Shareholder requesting the transfer to obtain, at the Shareholder’s expense, an opinion of counsel selected by the Board or its agents as to such matters as may reasonably be requested. Each Shareholder and transferee agrees to pay all expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with any transfer.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer.
As a
non-diversified
investment company, investors have no assurance as to the degree of diversification of the Fund’s investments, either by strategy, vintage, sponsor, asset type, industry, geographic region or sector. The Adviser will seek to make investments on behalf of the Fund across a range of asset classes, industries and geographies taking into account prevailing market conditions and available investment opportunities, but the Fund’s investments may be focused on a limited number of investment opportunities, asset classes, vintages, industries or geographic regions, subject to compliance with applicable law. To the extent the Fund’s investments are focused on a particular underlying fund or related funds, sponsor, asset type, industry, security or geographic region, its investments will become more susceptible to fluctuations in value resulting from adverse economic or business conditions with respect thereto. Certain sponsors, vintages, geographic regions and/or industries in which the Fund may be heavily invested may be more adversely affected by economic pressures when compared to other sponsors, vintages, geographic regions and/or industries. As a consequence, the Fund’s performance may be adversely affected by the unfavorable performance of one or a limited number of investments. Moreover, there are no assurances that any or all of the Fund’s investments will perform well or avoid loss, and if certain investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its other investments must perform very well. There are no assurances that this will be the case.
Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Investment Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act, at fair value based on input from the Investment Manager or general partner of such investment as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. In some instances, returns on Secondary Investments will be higher than returns on Primary Investments as a result of such Secondary Investments being purchased at a discount, and then revalued based on the practical expedient next reported for such Secondary Investment. For example, Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the books and records of the Fund and the negotiated sale price.
Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof. These factors could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.
The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares each Business Day at the Fund’s NAV as of such day. For more information regarding the Fund’s subscription process, see “
Plan of Distribution—Purchasing Shares
.”
The Adviser generally expects to receive information for the Fund’s investments in private market investments, including Investment Funds and
Co-Investments,
on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV for periods other than calendar quarter end will likely be based on information from the prior quarter and market inputs that are observable to the Adviser, but may not reflect all adjustments that an Investment Manager would make based on information that has not been shared with the Adviser. As a result, in certain situations, the Adviser may not reflect adjustments to the value of the Fund’s investments due to impairments or other market factors that the Adviser would make if it had access to such information, resulting in such investments potentially being overvalued in hindsight. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end. Because such adjustments or revisions, whether increasing or decreasing the NAV of an Investment Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, such adjustments or revisions will not, in most cases, result in an adjustment to the number of Shares received by a Shareholder in a purchase, or a Shareholder’s repurchase proceeds in connection with a repurchase offer.
The Fund may need to liquidate certain investments, including its investments in private market investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “
Calculation of Net Asset Value
.”
The Fund’s Shares are illiquid.
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Repurchase offers may adversely affect the Fund’s investment performance.
As noted above, the Fund currently expects to conduct semi-annual repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers provide limited liquidity to Shareholders, and repurchases may be funded from cash on hand, borrowings or the liquidation of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in Liquid Assets or other liquid investments, which may adversely affect the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities, fund unfunded commitments or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund may seek, if necessary, to sell investments, including illiquid investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender more than the Repurchase Offer Amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis (provided that the Fund may accept all Shares tendered by persons who own, in the aggregate, fewer than 100 Shares and who tender all of their Shares, before prorating Shares tendered by others), and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular repurchase period, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund generally is a taxable event to Shareholders.
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “
Distributions
.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Investment Funds and/or
Co-Investments
and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.
The Fund’s distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. As a result, a portion of the distributions the Fund makes may represent a return of capital for U.S. federal tax purposes. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Adviser, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the Fund and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third

parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
The Adviser and its affiliates manage Other Accounts with similar strategies and objectives to the Fund.
The Adviser and its affiliates are investment advisers to various Other Accounts for whom they make private equity investments of the same type as the Fund. The Adviser and its affiliates also may agree to act as investment adviser to additional Other Accounts that make private equity investments of the same type as the Fund. In addition, the Adviser may organize Other Accounts with principal investment objectives different from those of the Fund but that have overlapping investment strategies. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such Other Accounts. Such investments will be allocated in accordance with the Adviser’s allocation policies and procedures. The Fund may participate in certain transactions sourced by Clearlake, the Adviser or their affiliates under the
Co-Investment
Exemptive Relief (when received) that would allow the Fund to engage in transactions alongside certain other persons, including other Regulated Funds, certain affiliates of Clearlake, Clearlake and certain Other Accounts managed and controlled by Clearlake and its affiliates, subject to certain terms and conditions. The Adviser may determine that the Fund will not participate in certain transactions that it, Clearlake or their affiliates source, and/or the Fund may not be offered the opportunity to participate at all if the opportunity is not part of the Fund’s core investment strategy. Additionally, certain Other Accounts may receive certain priority or other allocation rights with respect to such non-Core
Investment Opportunities, subject to various conditions set forth in such Other Accounts’ respective governing agreements. See “
Potential Conflicts of Interest
” below.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
The Fund may be subject to risks related to stapled secondary transactions.
While the Fund does not expect to invest in such transactions, in certain sponsor-led transactions, a general partner or investment manager may expect the Fund to commit on a primary basis to a new, blind pool investment vehicle that it is sponsoring as a condition to participating in a sponsor-led transaction in what is otherwise known as a “stapled secondary
” transaction, which may present a number of risks. Any such new fund may not produce positive investment returns, which may in turn adversely impact the performance of the Fund. The Fund may have difficulty identifying attractive transactions that are unencumbered by requirements to make less attractive primary investments.
Other Risks Related to the Fund’s Investments
This section discusses risks related to the Fund’s investments other than those primarily relating to Private Assets, including risks related to the Fund’s Liquid Asset investments, non-U.S. investments risks, hedging activities and other instruments and strategies employed by the Fund.
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

•
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

•
Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

•
Repurchase agreements, which involve purchases of debt securities. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into generally equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Adviser generally intends to monitor the value of the collateral at the time the transaction is entered into and during the term of the repurchase agreement in an effort to determine that such value equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Adviser would generally demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

•
Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

The Fund may be subject to risks associated with below investment grade securities.
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.
The Fund may be subject to risks associated with corporate bonds.
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described above under “——
The Fund may be subject to risks associated with below investment grade securities
.”
The Fund may make
non-U.S.
investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Investment Funds, may invest a portion of its assets in operating companies organized, headquartered and/or focused on investments outside the United States.
Non-U.S.
securities, including those held by Investment Funds, involve certain risks not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements and less government supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities; (vii) differing, and potentially less well-developed or well-tested laws regarding corporate governance, fiduciary duties, the protection of investors and intellectual property rights; (viii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign or private equity investors; and (x) less publicly available information. In addition, investments (including their underlying portfolio companies) with operations in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund and/or Investment Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments may be adversely affected. While the Adviser intends, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks to the extent practicable, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may invest in the European Union, which is subject to additional risks.
The long-term financial stability of the Eurozone remains uncertain and difficult to predict. The possibility of a sovereign default remains a risk in countries where gross government debt, as a percentage of gross domestic product, remains relatively high by comparison to other countries in the European Union (EU), and especially taking into account the extraordinary indebtedness incurred in managing the coronavirus pandemic. A particularly high level of government debt may be unsustainable for a country that has, and continues to endure, vulnerabilities such as weak fundamentals, weak economic growth and / or high unemployment and that has yet to implement or benefit from long-term economic reforms. A default on sovereign debt, although a remote risk, could have a material impact on economic conditions and market activity in the Eurozone and elsewhere in the EU. For example, default by a participating member state could contribute to the collapse of the Eurozone as it is constituted today, or possibly result in the defaulting member state ceasing to use the Euro as its national currency, or even provide a stimulus for one or more member states to withdraw from EU membership – any of which could have an adverse impact on the Fund. Moreover, any structural instability of the Eurozone could have negative implications for the European financial industry and the global economy as a whole because of counterparty risks, exposures and other “systemic” risks. A potential effect would be an immediate reduction of liquidity for particular investments in economically connected countries, thereby impairing the value of such investments. Uncertain economic conditions generally affect markets adversely. Volatility in the global credit markets typically makes it more difficult for issuers and borrowers to obtain favorable financing or refinancing arrangements that may be needed to execute the Fund’s investment strategy. Uncertainty in the Eurozone could have an adverse effect on the Fund’s by affecting the performance of its investments (whether made in a country that is at greater risk of default or in a country that is economically connected) and its ability to fulfill its investment objectives.
The stability of certain European financial markets has deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations has increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU could lead to the collapse of the Eurozone as it is constituted today or that certain member states of the EU could cease to use the Euro as their national currency. Moreover, financial and economic developments in one EU member state could impact economic and financial conditions among other EU member states. Any such development could have an adverse effect on the Fund, the performance of its investments and the Fund’s ability to effectively achieve its investment objectives. Any deterioration in the economic environment caused directly or indirectly by such a default is likely to have a direct effect on the creditworthiness of borrowers and / or issuers, thereby impacting the value of the investment portfolio generally and adversely affecting the Fund’s ability to generate attractive risk-adjusted investment returns.

The Fund may be impacted by turmoil in the U.S. and global financial markets.
There can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect one or more of the funds in which the Fund invests (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize portfolio investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
The Fund may be subject to regional risk due to interdependence of markets.
Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could lead to local economic problems increasingly having an adverse effect on regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
A portion of the Fund’s investments, either directly through
Co-Investments
or indirectly through Investment Funds, and the income received by the Fund with respect to such investments, may be denominated primarily in foreign currencies. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund generally will be made, in U.S. dollars. Accordingly, changes in currency exchange rates may adversely affect the dollar value of investment and the amounts of distributions, if any, to be made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. The Adviser may enter into hedging transactions designed to reduce such currency risks. Furthermore, Shares are denominated in U.S. dollars. Investors subscribing for Shares in any country in which U.S. dollars are not the local currency should note that changes in the value of exchange between U.S. dollars and such currency may have an adverse effect on the value, price, or income of the investment to such investor. There may be foreign exchange regulations applicable to investments in foreign currencies in certain jurisdictions. The fees, costs, and expenses incurred by investors in converting their local currency to U.S. dollars (if applicable) in order to meet drawdowns will be borne solely by such investor and will be in addition to the amounts required by such drawdowns.
To the extent unhedged, the value of the Fund’s positions in
non-U.S.
investments will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s
non-U.S.
dollar investments.
Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial, and related matters concerning an investment in the Shares.

The Fund may be subject to risks related to investments in other registered investment companies.
The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company.
Rule 12d1-4
under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). The Fund, as a holder of the securities of other investment companies, would bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
The Fund may be subject to risks related to investments in ETFs and other exchange-traded investment vehicles.
The Fund may invest, subject to applicable regulatory limits, in the securities of exchange-traded funds (“ETFs”) and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end
management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.
Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.
The Fund may be subject to risks related to hedging.
The Fund will and the Investment Funds and operating companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it or the funds and operating companies in which the Fund invests had not entered into such hedging transactions. In connection with employing hedging techniques, the Fund may acquire publicly-traded securities (via open market purchases or otherwise). In addition, if the Adviser deems it necessary or advisable, the Adviser may, in lieu of holding an investment directly, structure an investment as a derivative contract, instrument or similar arrangement designed to substantially replicate the benefits and risks of holding the otherwise permissible investment in the underlying fund. The Fund will likely enter into guarantees with counterparties in connection with any such hedging transactions, and may cross-guarantee amounts attributable to other investment vehicles managed by the Adviser investing alongside the Fund. Such guarantees will not count towards restrictions on the Fund’s ability to borrow or incur leverage.
The Fund may be subject to risks related to restricted securities and Rule 144A securities.
The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the Securities Act or an exemption from registration. Regulation S under the Securities Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the Securities Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers. Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the Securities Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.
Where an exemption from registration under the Securities Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the Securities Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop
, or the
value
of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Investment Managers believe accurately reflects fair value.
Operational, Regulatory and Tax Risks
This section discusses operational, regulatory, tax and other risks that may affect the Fund, its investments or the Adviser’s ability to manage the Fund’s portfolio.
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment and administrative activities to the Adviser, subject to oversight by the Board.
The Fund’s Investment Funds may be subject to force majeure events.
Investment Funds (including their underlying portfolio companies) may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, civil unrest, acts of God, fire, flood, hurricanes and other natural disasters, including extreme weather events from possible future climate change, outbreaks of an infectious disease, pandemic, or any other serious public health concern, war, terrorism, government shutdowns, labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until the force majeure event can be remedied. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Funds or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its Investment Funds.
The Fund may be subject to weather and climatological risks.
As consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures, which can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially impact them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses, especially for electricity, and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.
Epidemics/pandemics and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any new or variant outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Adviser, the Fund and the Investment Funds and operating companies in which the Fund invests and could adversely affect the Fund’s ability to fulfill its investment objectives.
The extent of the impact of any public health emergency, such as
COVID-19,
on the Fund or the Investment Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks.
COVID-19
has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Investment Funds and operating companies in which the Fund invests). Conditions at such time may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Investment Funds and operating companies in which it invests, and the Adviser may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Adviser’s, the Fund’s and/or any of the Investment Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
The Fund may be impacted by international trade policy.
Political leaders in certain jurisdictions have in the past and may in the future be elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has in recent years altered its approach to international trade policy, including in some cases renegotiating, or terminating, certain bilateral or multi-lateral trade agreements and treaties with foreign countries, and the Trump administration may strengthen this retrenchment from free and open trade. The U.S. government currently imposes tariffs on certain foreign goods, including steel and aluminum, and the Trump administration has imposed additional tariffs on imports of other products with some foreign governments, instituting retaliatory tariffs on certain U.S. goods as a result. There are no guarantees that additional actions and retaliatory measures will not occur in the future between governments. Regional and global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its Investment Funds and be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or have other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). To the extent that a trade dispute escalates into a “trade war”, there could be significant adverse impacts on the industries in which the Fund participates and the Fund’s overall performance.
The effects of the China National Security Law may impact the Fund.
The Chinese government has continued to increase its control over the historically autonomous administrative region of Hong Kong. In June 2019, protests began in connection with an amendment to Hong Kong’s extradition law and continued with increased size and intensity through the end of 2019 and into 2020. These protests resulted in disruptions to businesses in major business and tourist areas of Hong Kong and pushed Hong Kong’s economy into a recession for the first time since the Global Financial Crisis. On June 30, 2020, the National People’s Congress of China passed a national security law (the “National Security Law”), which criminalizes certain offenses including secession, subversion of the Chinese government, terrorism and collusion with foreign entities. The National Security Law also applies to non-permanent
residents. Although the extra-territorial reach of the National Security Law remains unclear, there is a risk that the application of the National Security Law to conduct outside Hong Kong by non-permanent
residents of Hong Kong could limit the activities of or negatively affect the Adviser, the Fund or the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Investment Funds.
The National Security Law has been condemned by the United States, the United Kingdom and several EU countries. On July 14, 2020, the United States signed into law the Hong Kong Autonomy Act (“HKAA”), which introduces sanctions on foreign persons who have “materially contributed” to the Chinese government’s recent actions in Hong Kong as well as on certain foreign financial institutions. Simultaneously, the United States issued an executive order declaring a national emergency with respect to the threat posed by the Chinese government’s actions in Hong Kong, formally suspending or eliminating any differential treatment of Hong Kong under U.S. law, including export control law, and authorizing sanctions on persons determined to be engaged in a broad array of anti-democratic or repressive activity. The United States has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies that it believes have contributed to the Chinese government’s activities in Hong Kong, including on July 20, 2020, adding 11 new Chinese companies to the Department of Commerce’s Entity List. In mid-July
the United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. Escalation of tensions resulting from the National Security Law and the response of the international community, including conflict between China and other countries like the United States and United Kingdom, protests and other government measures, as well as other economic, social or political unrest in the future, could adversely impact the security and stability of the region and may have a material adverse effect on countries in which the Adviser, the Fund, the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Investment Funds, or any of their respective personnel or assets are located. In addition, any downturn in Hong Kong’s economy could adversely affect the financial performance of the Fund and its investments, or could have a significant impact on the industries in which the Fund participates, and may adversely affect the operations of the Adviser, the Fund and the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Investment Funds, including the retention of investment professionals located in Hong Kong.
Terrorist activities may negatively impact certain investments in the Middle East or certain asset types.
U.S. activities in Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations. Investment Funds (including their underlying portfolio companies) may involve significant strategic assets having a national or regional profile. The nature of these assets could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near such assets would likely cause significant harm to employees, property and, potentially, the surrounding community, and may result in losses far in excess of available insurance coverage.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and each side has engaged or threatened to engage in an escalation of domestic protective measures such as tariffs. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.

The Fund is subject to cybersecurity risk.
The Fund depends on the Adviser to develop or procure and utilize appropriate systems for the Fund’s activities, and the Adviser and the Fund depend heavily upon computer systems to perform necessary business functions. The Adviser’s and the Investment Funds’ information and technology systems and those of companies on which the Fund relies and in which the Fund invests are, just as with other companies, vulnerable to potential damage or interruption from cyber-attacks (such as computer viruses, malicious software, infiltration or tampering by unauthorized persons, ransomware demands and denial of service attacks), security breaches (such as physical and electronic break-ins),
network failures, computer and telecommunication failures, ransomware demands, denial of service attacks, usage errors by their respective professionals, power outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, and earthquakes. Although the Adviser has implemented, and the Investment Funds and (where applicable) portfolio companies likely will have implemented, various measures to manage risks relating to these types of events, if important systems are compromised, become inoperable for extended periods of time or cease to function properly, it likely would be necessary for the Adviser, the Fund and/or an Investment Fund or portfolio company to make a significant investment to fix or replace them. Investment Funds may be invested in or otherwise involved with companies that have experienced cybersecurity events and that, given the rise of cybersecurity incidents, may become involved in future cybersecurity events. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future (including as a consequence of the
COVID-19
pandemic and the increased frequency of virtual working arrangements). The failure or inadequacy of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s, an Investment Fund’s and/or portfolio company’s operations and result in a failure to maintain capabilities essential to the Fund’s operations and / or the security, confidentiality, and privacy of proprietary or sensitive data and information (including personal information of investors and their personnel and beneficial owners) that is processed and stored in, and transmitted through, the computer systems and networks of the Adviser, the Fund, any third parties on which the Fund relies or their downstream vendors. Such a failure could harm the Adviser’s, the Fund’s and/or an Investment Fund’s or portfolio company’s reputation, subject any such entity and their respective affiliates to legal claims, and otherwise affect their business and financial performance. If a significant number of the Adviser’s personnel were to be unavailable in the event of a disaster, the Adviser’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, there are increased risks relating to the Adviser’s reliance on its computer programs and systems if the Adviser’s personnel are required to work remotely for extended periods of time as a result of events such as an outbreak of infectious disease or other adverse public health developments (such as have persisted during the
COVID-19
pandemic) or natural disasters, including an increased risk of cyber-attacks and unauthorized access to the Adviser’s computer systems.
The Adviser’s service providers are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the Fund, may become inaccessible and personally identifiable information of individual Shareholders may be lost or improperly accessed, used or disclosed. Notwithstanding the diligence that the Adviser performs on its service providers, the Adviser often is not in a position to verify the risks or reliability of their respective information technology systems.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of their business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a negative effect on the Fund.
There are certain costs (e.g.,
on-line
time) and possible risks (e.g., slow downloading time, system outages and documents being quarantined in “fire walls”) associated with electronic delivery. Moreover, the Adviser cannot provide any assurance that these communication methods are secure and will not be responsible for any security breaches, computer viruses, problems or malfunctions resulting from any computer viruses or other problems that may be associated with the use of an internet based system.

The Fund is subject to data protection risks.
The Fund, the Adviser, their respective affiliates and/or service providers and the Fund’s portfolio investments may each receive, store, process and use personal data, including through the use of third-party processors and cloud-based and other service providers. Legal requirements relating to the collection, storage, handling and transfer of personal data continue to develop in different countries. Certain activities of the Adviser and the Fund and/or their respective affiliates may, for example, be subject to the EU’s General Data Protection Regulation (the “GDPR”), the California Consumer Privacy Act (“CCPA”), the UK Data Protection Act 2018, the Swiss Federal Data Protection Act or the Cayman Islands Data Protection Law (“DPL”) (together with other applicable laws, and each as may be amended or replaced from time to time, the “Privacy and Data Protection Laws”). A breach of such laws could result in negative publicity and may subject the Fund to significant costs associated with regulatory sanctions, civil liability for claims in damages from data subjects or third parties, and other penalties. Under some Privacy and Data Protection Laws, it is an offense not to notify the appropriate regulator of a security breach of personal data (or similar personal data breaches), or to notify the data subjects affected by the breach. Compliance with Privacy and Data Protection Laws requires implementing effective policies and procedures that reflect the applicable law, and maintaining an ongoing and active monitoring program. Further, the Adviser may not be able to accurately anticipate the ways in which regulators and courts will apply or interpret the Privacy and Data Protection Laws and if such laws are implemented, interpreted or applied in a manner inconsistent with the Adviser’s expectations, that may result in the Adviser’s business practices changing in a manner that adversely impacts the Fund. The resources required for day-to-day
operations and for dealing with exceptional circumstances may divert the Adviser’s time and effort from other activities relating to the management of the Fund and entail substantial expense.
Technological or other innovations and industry disruptions may negatively impact the Fund.
In the current period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Adviser, the Fund and its Investment Funds or alter the market practices the Fund’s strategy has been designed to function within and on which the Fund’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact the Adviser, the Fund and its Investment Funds in a manner that may not have been foreseen, or foreseeable, at the time the Fund made its investment. For example, recent technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), pose risks to the Adviser, the Fund and its Investment Funds. Any of these technological innovations could damage the Fund’s Investment Funds (or their underlying portfolio companies), significantly disrupt the market in which they operate and subject them to increased competition, which could materially and adversely affect their business, financial condition and results of investments.
AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate, nor does the Adviser expect to be involved in the collection of such data or development of such algorithms in the ordinary course. Moreover, with the use of AI Technologies, there exists a lack of transparency of how inputs are converted to outputs and the Adviser in no way will be able to verify this process and its accuracy. Accuracy of such inputs and the resulting impact on the modeling of AI Technologies cannot be verified and could result in risk of diminished quality control or false or misleading information, including coding that may be used by the Adviser, the Fund, its Investment Funds or a third-party. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputation. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Adviser, the Fund and its Investment Funds (and their underlying portfolio companies) to the extent they rely on the work product of such AI Technologies.

AI Technologies could also be misused or misappropriated by third-parties and/or employees of the Adviser. For example, there is a risk that a user may input confidential information, including material non-public information, or personal identifiable information into AI Technologies applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users. Moreover, the Adviser will not necessarily be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided, even where it has sought contractual protection against such use. The use of AI Technologies, including potential inadvertent disclosure of the Adviser’s, Fund’s or Investment Funds’ confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. For example, certain revenue management system software providers are subject to lawsuits and investigations alleging antitrust violations in connection with the use of algorithmic price setting technologies. There is no guarantee that AI Technologies utilized or developed by operating partners or service providers will not present similar risks in the future and the Adviser, the Fund or the Fund’s investments could experience directly or indirectly negative impacts or otherwise be subject to or implicated by litigation or investigations involving any possible violation of laws related to use of these technologies by operating partners or service providers. AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of current or future risks related thereto. For more information on risks relating to information security, see also “
The Fund is subject to cybersecurity risk
” herein.
The Adviser’s personnel are instructed to limit their use of public AI tools, and to refrain from using non-public
or personal information with such tools. The Adviser continues to consider formal internal policies governing use of AI Technologies by its personnel, including in connection with the Adviser’s investment activities, and such internal policies, if adopted, can be expected to be periodically evaluated and adjusted as AI Technologies continue to advance. Notwithstanding any preventative policies (if adopted) or practices that aim to restrict or govern the use of AI Technologies, it is possible that the Fund’s Investment Funds (or their underlying portfolio companies) and/or other entities or persons connected to the Adviser and/or the Fund, could utilize AI Technologies in contravention of such policies or otherwise misuse AI Technologies.
AI Technologies and their applications, including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. For example, if the Adviser were to share or license AI Technologies, including ones that include some degree of internal development, with investors, Investment Funds, their underlying portfolio companies, or other third parties, such activity could introduce a number of additional risks to the Adviser, the Fund, Investment Funds and their respective portfolio companies, or other users of such AI Technologies. Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Adviser, the Fund, Investment Funds and their respective portfolio companies. For example, the EU is in the process of implementing a new regulation applicable to certain AI Technologies and the data used to train, test and deploy them (the “EU AI Act”). Once in effect, the EU AI Act will impose material requirements on both the providers and deployers of certain AI Technologies, with infringements punishable by sanctions including fines of up to 7% of total annual worldwide turnover or 35 million euros (whichever is higher) for the most serious breaches. These obligations will apply on an extraterritorial basis. Preparing for and complying with the EU AI Act and other regulations related to AI Technologies could involve material compliance costs and/or adversely affect the operations or performance of the Adviser, the Fund, Investment Funds and their respective portfolio companies. Additional, unanticipated risks may emerge as use cases for AI Technologies are developed further and as the technology underlying AI Technologies continue to evolve.
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
The Fund intends to elect to be treated, and intends to operate in a manner so as to qualify for treatment in each taxable year, as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification,
source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “
Material U.S. Federal Income Tax Considerations
.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Investment Funds and Investment Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Investment Funds or Investment Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “
Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company
.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Investment Funds or Investment Managers. If the Fund does not receive sufficient information from the Investment Funds or Investment Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests (as defined below), which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Investment Funds located outside the United States. Such Investment Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “
Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company
.”
Withholding Risk Applicable to Secondaries Funds.
Unless an IRS Form
W-9
is furnished by a transferor of interests in a partnership or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the Investment Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a secondaries investment fund, the Fund may have a withholding obligation with respect to interests the Fund purchases in Investment Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Investment Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Investment Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Risks Related to Hedging and Derivative Transactions.
The Fund may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged,
long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is subject to additional limitations), (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (ix) for which the federal income tax treatment may not be clear or may be subject to re-characterization
by the IRS. It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund treats purchase price deferrals as unfunded commitment agreements for purposes of Rule
18f-4.
The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Investment Funds that can be drawn at the discretion of the Investment Fund’s general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on another exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Investment Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Investment Fund as the trade date for determining whether the purchase of the Investment Fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in
Rule 18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect.
The nature of additional changes in U.S. federal, state, local or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, and it remains uncertain whether any future legislation, will be enacted into law. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
The Fund and the Adviser are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
Trustees and officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and officers to the extent permitted by law and the Fund’s Declaration of Trust, each of which could reduce the Fund’s and Shareholders’ recovery from such persons if they cause the Fund to incur losses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or Shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust also provides that a Trustee acting under the

Declaration of Trust shall not be liable to the Fund, Shareholders or to any other person for its good faith reliance on the provisions of the Declaration of Trust, that such provisions, to the extent they restrict or eliminate the duties (including fiduciary duties) and liabilities of Trustees otherwise existing under the Declaration of Trust or at law or in equity, replace such other duties (including fiduciary duties) and liabilities of such Trustee, and that to the fullest extent permitted by law, only the Trustees shall have any fiduciary duties (or liability therefor) to the Fund or any Shareholder. The Fund’s Declaration of Trust further provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, the Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”).
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any person who is or was a Trustee, officer, employee or other agent of the Fund or is or was serving at the request of the Fund as a trustee, director, officer, employee or agent of another organization in which the Fund has any interest as a Shareholder, creditor or otherwise (each such person, an “agent”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification to an agent (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Fund or its Shareholders by reason of disabling conduct; (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Fund or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; by at least a majority of those Trustees who are neither “interested persons” (within the meaning of the 1940 Act) of the Fund nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided under the Declaration of Trust to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.
The Declaration of Trust permits the Fund to advance expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Fund if it is ultimately determined that he or she is not entitled to indemnification under the Declaration of Trust; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Fund is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither “interested persons” of the Fund nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under the Declaration of Trust.
As a result of the foregoing, the Fund and Shareholders may have more limited rights against agents than might otherwise exist at law or in equity, which could reduce the Fund’s and Shareholders’ recovery from such persons if they act in a manner that causes the Fund to incur losses.
There is a risk that employee misconduct could occur with respect to the Fund.
The Adviser’s reputation is critical to maintaining and developing relationships with existing and prospective investors, as well as with the numerous third parties with which the Adviser and the Fund do business. In recent years, there have been a number of highly publicized cases involving fraud or other misconduct by employees in the financial services industry, and there is a risk that employee misconduct could occur with respect to the Fund. Misconduct by employees or by third-party service providers could cause significant losses to the Fund. Employee misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful investments (which, in each case, would result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund and/or the Adviser. In addition, any improper use or disclosure of confidential information by employees and third-party service providers, could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Adviser’s diverse business entities and the regulatory regimes under which they operate, misdeeds by the Adviser (or its personnel) could result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to detect, deter and/or prevent misconduct by employees and/or service providers, and the precautions the Adviser takes to detect and prevent this activity are not guaranteed to be effective in all cases. It is also the case that misconduct at the level of a company in which the Fund invests also could have a negative effect on such company, and potentially on the Fund and/or the Adviser, and similar challenges in detection, deterrence and prevention apply, to an even greater degree, at such level.
This offering is being made on a best-efforts basis by the Distributor.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent fewer Shares are subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of October 1, 2026:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	—
Class A Shares	Unlimited	—
Class I Shares	Unlimited	10,000

Risks of Investing in Private Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Private Assets
Less information may be available with respect to private company investments and such investments offer limited liquidity.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private equity investments are subject to general market risks.
The funds in which the Fund will invest may invest in portfolio companies that involve a high degree of business or financial risk. The portfolio companies may be start-ups
or in an early stage of development, may be distressed or have operating losses or significant variations in operating results and may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence. The portfolio companies may also include companies that are experiencing, or are expected to experience, financial difficulties which may never be overcome. In addition, they may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. Portfolio companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities and a larger number of qualified managerial and technical personnel.
Many portfolio companies may be highly leveraged, which may impair these companies’ ability to finance their future operations and capital needs and which may result in restrictive financial and operating covenants. As a result, these companies’ flexibility to respond to changing business and economic conditions may be limited. In addition, in the event that a company does not perform as anticipated or incurs unanticipated liabilities, high leverage will magnify the adverse effect on the value of the equity of the company and could result in substantial diminution in or the total loss of an equity investment in the company.
The
day-to-day
operations of each Investment Fund will be the responsibility of the Investment Managers.
The
day-to-day
operations of each Investment Fund will be the responsibility of the Investment Managers. Although the Adviser will be responsible for monitoring the performance of each Investment Fund, there can be no assurance that the existing management team, or any successor, will operate the company or fund, as the case may be, in accordance with the Fund’s plans or expectations. Additionally, funds and companies need to attract, retain, and develop executives and members of their management teams. The market for executive talent can be, notwithstanding general unemployment levels or developments within a particular industry, extremely competitive. There can be no assurance that the Investment Funds will be able to attract, develop, integrate, and retain suitable members of their management teams and, as a result, the Fund may be adversely affected.
Competition for access to private equity investment opportunities is highly competitive.
The activity of identifying, completing and realizing attractive secondary private equity investments is highly competitive, and involves a high degree of uncertainty. In addition, developing and maintaining relationships with sponsors of private funds, joint venture partners or management teams, on which some of the Fund’s strategy depends, is highly competitive. The supply and consequently the pricing of secondary investments is dependent on a number of factors that may be adversely impacted by general conditions in the global financial markets, including the rate at which such underlying sponsors are able to deploy capital, the performance and value of investments held by funds managed by such underlying sponsors and the ability for such investment funds to realize, recapitalize and/or refinance their own investments in order to return capital to their investors. Higher valuations and increased liquidity and return of capital in the private equity investment market may result in fewer attractive investment opportunities. In particular, in light of changes in such conditions, including changes in long-term interest rates, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to previous investment programs sponsored by the Adviser. The Fund will be competing for investments with many other private equity investors, including, without limitation, other investment partnerships and corporations, business development companies, sovereign wealth funds, domestic and international public pension plans, individuals, financial institutions and other investors investing directly or through affiliates. Some of these competitors may have more relevant experience, greater financial and other resources and more personnel than the Adviser and the Fund. Further, over the past several years, an increasing number of secondary private equity funds have been formed (and many such existing funds have grown substantially in size). Additional funds with similar objectives may be formed in the future by other unrelated parties. Additionally, there is currently a significant amount of capital available for secondary investments.

Consequently, it is possible that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which portfolio investments can be made. The Fund may incur bid, legal, due diligence and other costs on investments which may not be successful. As a result, the Fund may not recover all of its costs, which would adversely affect returns. Participation in auction transactions will also increase the pressure on the Fund with respect to pricing of the transaction. Investors will be dependent upon the judgment and ability of the Adviser in sourcing transactions and investing and managing the capital of the Fund. There can be no assurance that the Fund will be able to locate, consummate and exit investments that satisfy the Fund’s target size range or rate of return objectives or that it will be able to invest fully its committed capital. To the extent that the Fund encounters competition for investments, the Fund may be adversely affected.
In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser and/or its affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on engaging in transactions alongside or with affiliates of the Fund. The Fund has applied for
Co-Investment
Exemptive Relief from the SEC, that, if granted, would permit the Fund and other Regulated Funds to, among other things, co-invest
with certain other persons, including other Regulated Funds, certain affiliates of Clearlake, Clearlake and certain Other Accounts managed and controlled by Clearlake and its affiliates, subject to certain terms and conditions.
The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the
Co-Investment
Exemptive Relief (when received) or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule
17d-1
as expressed in SEC
no-action
letters or other available guidance. There can be no assurance that the Fund will be granted the Co-Investment Exemptive Relief.
Under the terms of the
Co-Investment
Exemptive Relief, each Clearlake Adviser (and each affiliated entity that is not advised by a Clearlake Adviser) will adopt and implement
Co-Investment
Policies reasonably designed to ensure that: (i) opportunities to participate in co-investment
transactions are allocated in a manner that is fair and equitable to every Regulated Fund; and (ii) the Clearlake Adviser negotiating the co-investment
transaction considers the interest in the transaction of any participating Regulated Fund. Each Clearlake Adviser (and each affiliated entity that is not advised by a Clearlake Adviser) will provide its
Co-Investment
Policies to the Regulated Funds and will notify the Regulated Funds of any material changes thereto. The
Co-Investment
Exemptive Relief is subject to certain additional terms and conditions, so there can be no assurance that the Fund will be permitted to invest in transactions alongside certain of the Fund’s affiliates if such terms and conditions cannot be satisfied. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated funds will require the “required majority” of the Fund’s independent Trustees to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its Shareholders and do not involve overreaching of the Fund or its Shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the Shareholders. The Adviser’s investment allocation policies and procedures can be revised by the Adviser at any time without notice to, or consent from, the Shareholders.
In accordance with the
Co-Investment
Exemptive Relief, when deemed advisable by the Adviser, the Fund may rely on such relief to participate in a follow-on
investment for a position held by the Fund to the extent the follow-on
investment meets the conditions of our exemptive relief.
The Fund is subject to the risks of its Investment Funds.
The Fund’s investments in Investment Funds are subject to a number of risks. Investment Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Investment Funds in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Investment Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Investment Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Investment Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Investment Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Investment Fund’s investments are successful.
Investment Fund interests are ordinarily valued based upon valuations provided by the Investment Manager, which may be received on a delayed basis. Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Investment Managers. An Investment Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Investment Manager’s compensation. The Adviser has procedures with respect to the assessment and review of the valuation procedures used by each Investment Manager and for reviewing the financial information provided by the Investment Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Investment Managers. Inaccurate valuations provided by Investment Funds could materially adversely affect the value of Shares.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Investment Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Investment Managers may create incentives for the Investment Managers to make risky investments, and may be payable by the Fund to an Investment Manager based on an Investment Fund’s positive returns even if the Fund’s overall returns are negative.
Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Investment Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder in the Fund may be subject to higher operating expenses than if the Shareholder invested in the Investment Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Investment Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Investment Funds. Fees and expenses of the Fund and the Investment Funds will generally be paid regardless of whether the Fund or Investment Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Investment Funds, although access to many Investment Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Investment Funds.
There is a risk that the Fund may be precluded from acquiring an interest in certain Investment Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Investment Funds. The Adviser also may refrain from including an Investment Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule
18f-4
under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an Investment Fund or as part of a
Co-Investment.
The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s
Co-Investments
may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Private Assets as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Investment Funds or
Co-Investments
than other clients of the Adviser.
If the Fund fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Investment Funds or otherwise impair the value of the Fund’s investments.
The governing documents of an Investment Fund generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Investment Fund prior to the end of its stated term. Early termination of an Investment Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in an Investment Fund, Shareholders will not themselves be equity holders of that Investment Fund and will not be entitled to enforce any rights directly against the Investment Fund or the Investment Manager or assert claims directly against any Investment Funds, the Investment Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Investment Funds that may be available to the Fund and other investors in the Investment Funds. Thus, while Shareholders will receive information about the Fund’s investments through the Fund’s shareholder reports (including, for example, the general asset class, name and issuer type of the Investment Funds and the cost basis and fair value of the Fund’s investments in Investment Funds), such information will be less than if Shareholders invested in the Investment Funds directly (to the extent permitted due to the substantial minimum net worth and other criteria for direct investment in Investment Funds). In addition, Investment Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Investment Funds, will not have the benefit of the protections afforded by the 1940 Act. Investment Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Investment Funds managed by such Investment Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Investment Funds generally are not immediately invested. Instead, committed amounts are drawn down by Investment Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Investment Fund’s drawdowns. During this period, investments made early in an Investment Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Investment Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Investment Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Investment Funds. This may result in the Fund making commitments to Investment Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Investment Fund will increase. The Fund will maintain cash, cash equivalents, borrowings or other Liquid Assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Investment Funds.
The Fund may seek to invest in an Investment Fund’s
non-voting
securities and, together with interests held by other clients of the Adviser, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Investment Fund not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Investment Fund and its affiliated persons.

As a general matter, however, the Investment Funds in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Investment Fund (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of an Investment Fund or another issuer. In such circumstances, the Fund may be restricted from transacting with the Investment Fund or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
The Fund is subject to risks associated with Investment Funds with less established sponsors.
The Fund may invest a portion of its assets in Investment Funds of less established sponsors. Investments related to such sponsors may involve greater risks than are generally associated with investments with more established sponsors. Less established sponsors tend to have fewer resources, and therefore, are often more vulnerable to failure. Such sponsors also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature sponsors could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any sponsor related to a Fund investment, the Fund may suffer a partial or total loss of capital invested in such investment. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other assets.
The Fund is subject to the risks associated with its Investment Funds’ underlying investments.
The investments made by the Investment Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Investment Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
An Investment Manager may focus on a particular industry or sector, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, an Investment Manager may focus on a particular country or geographic region, which may subject the Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Investment Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Investment Fund may invest. The success of each investment made by an Investment Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
There can be no assurance that the Adviser will have access to a sufficient number of attractive co-investment
opportunities or that any such opportunities presented will be appropriate for the Fund.
The Adviser does not independently initiate direct investments in portfolio companies and will rely on the Clearlake Advisory Affiliates’ relationships with Investment Managers. However, there is no assurance that such Investment Managers will offer opportunities to the Adviser or that the Fund will receive an allocation of any such opportunities.
The Fund may have limited opportunities to invest in Secondary Investments.
The Fund may invest in Secondary Investments by acquiring the interests in the Investment Funds from existing investors in such Investment Funds (and not from the Investment Fund itself). In such instances, as the

Fund will not be acquiring such interests directly from the Investment Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. In addition, the Fund’s investment opportunities may be limited in order for the Fund to satisfy the asset diversification and source-of-income
tests necessary to qualify as a regulated investment company under the Code. See “
Principal Risks—Operational, Regulatory and Tax Risks—The Fund may fail to qualify as a RIC under Subchapter M of the Code.
” Moreover, certain sponsors of private investment funds may be unwilling to provide consent to the transfer of an Investment Fund interest to the Fund given certain public disclosure requirements that apply to the Fund. There can be no assurance as to the number of opportunities to invest in Secondary Investments that will be presented to the Fund.
At times, the Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller, on an “all or nothing” basis. In some such cases, certain of the Secondary Investments may be less attractive than others, and certain of the Investment Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
When the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Investment Fund and, subsequently, that Investment Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Investment Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
The valuations of Investment Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
There is no established market for secondary private equity partnership interests or for the privately-held portfolio companies of private equity sponsors, and there are not likely to be any comparable companies for which public market valuations exist. Although the acquisition price of the Fund’s secondary investments may be the subject of negotiation, the acquisition price is typically determined by reference to the carrying values most recently reported by the underlying funds (which may be based on interim unaudited financial statements) and other available information. In addition, under limited circumstances, the Adviser may not have access to all material information relevant to a valuation analysis. For example, sponsors are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuations may not be indicative of current or ultimate realizable values. As a result, the valuation of Investment Funds in which the Fund invests may be based on imperfect information and is subject to inherent uncertainties.
Regulatory Changes may adversely affect private equity funds.
Legal, tax and regulatory changes could occur that may adversely affect the Fund or its investments, including changes that could make the acquisition of interests in private equity funds in the private secondary market less attractive or make the general partners of private equity funds less likely to consent to transfers. New and existing regulations and burdens of regulatory compliance may directly impact the results of, or otherwise have a material adverse effect on, the private investment funds in which the Fund invests.
The regulatory environment for private investment funds is evolving, and changes in the regulation of private investment funds may adversely affect the value of investments held by the Fund and the ability of the Fund to effectively employ its investment and trading strategies. Increased scrutiny and newly proposed legislation applicable to private investment funds and their sponsors may also impose significant administrative burdens on the Adviser and may divert time and attention from portfolio management activities. In addition, and in particular in light of the changing global regulatory climate, the Fund may be required to register under certain foreign laws and regulations, and need to engage distributors or other agents in certain
non-U.S.
jurisdictions in order to market Shares to potential investors. The effect of any future regulatory change on the Fund (due to its investments in Investment Funds) could be substantial and adverse. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.
U.S. presidential and congressional elections, and other recent elections, create uncertainty with respect to legal, tax and regulatory regimes in which the Fund and its investments, as well as the Adviser and its affiliates, will operate, and the current regulatory environment in the United States may be impacted by future legislative developments that may adversely affect the private equity industry, including regulatory measures for the U.S. financial services industry, increases in tax rates and/or other changes to tax policies. Any significant changes in, among other things, economic policy (including with respect to interest rates or foreign trade), the regulation of the asset management industry, tax law, immigration policy and/or government entitlement programs could have a material adverse impact on the Fund and its investments, and the uncertainty of future legislation could adversely impact the Fund and its ability to achieve its investment objectives.
Failure to comply with any of these laws, rules, and regulations, some of which are subject to interpretation and may be subject to change, could result in a variety of adverse consequences, including civil penalties and fines, which may have material adverse effects. Additionally, foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of investment has liberalized in recent years throughout much of the world, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities or instruments held by the Fund, and income on such securities or instruments or gains from the disposition of such securities or instruments may be subject to withholding taxes or other taxes imposed by certain countries where the Fund invests or in other jurisdictions.
The Investment Funds are subject to risks regarding regulatory approvals.
In addition to the risks regarding regulatory approvals, it should be noted that government counterparties or agencies may have the discretion to change or increase regulation of an underlying fund or its portfolio companies’ operations, or implement laws or regulations affecting such entity’s operations, separate from any contractual rights it may have. A fund also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on its portfolio companies. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from a fund or gains recognized by the Fund on its investment in such fund, that could impact a fund’s business as well as the Fund’s return on investment with respect to such fund.
In-kind
distributions from Investment Funds may not be liquid.
The Fund may receive
in-kind
distributions of securities from Investment Funds. There can be no assurance that securities distributed in kind by Investment Funds to the Fund will be readily marketable or saleable. The Fund may be required to, or the Adviser, in its sole investment discretion, may determine to, hold such securities for an indefinite period. Timing of sales is subject to position size considerations, market liquidity, and other factors considered in the sole investment discretion of the Adviser. The Fund may incur additional expense in connection with any disposition of such securities.

The Fund’s
Co-Investments
may be subject to risks associated with the lead investor.
The Fund’s investment portfolio will include
Co-Investments.
The Fund’s ability to realize a profit on such
Co-Investments
will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given
Co-Investment
opportunities, or that any specific
Co-Investment
offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for
Co-Investment
opportunities is competitive and may be limited, and the
Co-Investment
opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on
Co-Investment
opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such
Co-Investments.
The Fund generally will rely on the Investment Manager or sponsor offering such
Co-Investment
opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the
Co-Investment.
The Fund’s ability to dispose of
Co-Investments
may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment.
Co-Investments
may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.
The Fund may have limited
Co-Investment
opportunities.
Many entities compete with the Fund in pursuing
Co-Investments.
These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive
Co-Investment
opportunities from time to time.
The Fund’s Primary Investments involve risks associated with the third-party Investment Managers.
The Fund’s Primary Investments will consist primarily of capital commitments to, and investments in, Investment Funds managed by Investment Managers unaffiliated with the Fund or the Adviser. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The Investment Funds’ underlying investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments. The Investment Funds generally will not have commenced operations and, accordingly, will have no operating history upon which the Adviser may evaluate their likely performance. Historical performance of the managers of Investment Funds is not a guarantee or prediction of their future performance. Many non-U.S. investment advisers are not registered as investment advisers with the SEC, making it more difficult for the Adviser to scrutinize such investment advisers’ credentials. The Fund will not have the opportunity to evaluate the relevant economic, financial and other information that will be used by the Investment Funds in their selection, structuring, monitoring and disposition of assets. In addition, the Fund generally will not have the right to participate in the day-to-day management, control or operations of Investment Funds, nor will it generally have the right to remove the Investment Manager of such Investment Funds.
The Fund’s portfolio companies may require additional financings.
Certain of the Fund’s portfolio companies, either directly through
Co-Investments
or indirectly through Investment Funds, especially those in a development or “platform” phase, may be expected to require additional financing to satisfy their working capital requirements or acquisition strategies. The amount of such additional financing needed will depend upon the maturity and objectives of the particular company. Each such round of financing (whether from the Fund, Investment Fund or other investors) is typically intended to provide the company with enough capital to reach the next major corporate milestone. If the funds provided are not sufficient, the company may have to raise additional capital at a price unfavorable to the existing investors, including the Fund and an Investment Fund. In addition, the Fund may make additional debt and equity investments or exercise warrants, options, or convertible securities that were acquired in the initial investment in such company in order to preserve the Fund’s proportionate ownership when a subsequent financing is planned, or to protect the Fund’s investment when such company’s performance does not meet expectations. The availability of capital is generally a function of capital market conditions that are beyond the control of the Fund, an Investment Fund or any portfolio company. There can be no assurance that a portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
The Fund may be subject to risks associated with investments in restructurings.
The Fund, either directly through
Co-Investments
or indirectly through Investment Funds, may make investments in restructurings that involve portfolio companies that are experiencing or are expected to experience financial difficulties. These financial difficulties may never be overcome and may cause such company to become subject to bankruptcy proceedings. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the investors may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws.
The Fund may be subject to risks associated with investments in mezzanine securities.
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment
grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends
more heavily on independent credit analysis than investments in other types of debt obligations.
The Fund may be subject to risks associated with investments in bank loans.
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non-payment
of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Investing in the Fund
The Fund and the Investment Funds are subject to general investment risks.
There is no assurance that the Fund will achieve its investment objective. There is also no assurance that the portfolio managers will be successful in choosing, making and realizing investments in any Investment Fund,

Co-Investment
or operating company or portfolio of companies. Additionally, there can be no assurance that the Fund will be able to generate returns for its Shareholders or that Shareholders will receive any distribution from the Fund. All investments involve the risk of loss of capital. Accordingly, an investment in the Fund should only be considered by persons for whom a speculative, illiquid, and long-term investment is an appropriate component of a larger investment program and who can afford a loss of their entire investment. Past performance of investment entities associated with the Adviser and its affiliates provides no assurance of future success.
The Fund and the Investment Funds are subject to risks associated with the use of financial projections.
Estimates or projections of market conditions, prices, and supply and demand dynamics are key factors in evaluating potential investment opportunities and valuing the Fund’s investments and related assets. These estimates are subject to wide variances based on changes in market conditions, underlying assumptions, commodity prices, and technical or investment-related assumptions. The Adviser will generally evaluate investment opportunities on the basis of financial projections. Projected operating results of specific investments will often be based on the judgments by the management of the underlying portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. General economic conditions, which are not predictable, can have a material adverse impact on the reliability of such projections.
The Fund will rely on third-party sponsors.
The Fund expects to invest in third party-sponsored Investment Funds. The Fund will not have an active role in the management of such funds or their portfolio investments and therefore will not have the opportunity to evaluate the specific investments made by any such fund after the Fund’s date of investment. Moreover, the Fund will likely not be able to dispose of its investment in any such fund despite poor performance. The returns of the Fund will depend significantly on the performance of unrelated sponsors and could be substantially adversely affected by their poor performance. Additionally, the Adviser will generally not be in a position to change an unrelated sponsor’s approach, including with respect to portfolio and risk management, conflicts of interest, environmental, social and governance issues and other relevant matters. The general partners of the Investment Funds will generally have sole and absolute discretion in structuring, negotiating and purchasing, financing, monitoring and eventually divesting investments made by such Investment Funds. Similarly, the Adviser will typically not be able to negotiate the level of any fee offsets (i.e., reduction in management fees borne by the Fund) and will not be responsible for determining whether sponsors are correctly calculating fees or fee offsets. The Adviser may not always receive full information from sponsors because certain of this information may be considered proprietary. The lack of access to information may make it more difficult for the Adviser to select and evaluate potential investments.
The Fund and the Investment Funds are subject to risks associated with inflation.
Certain developed economies are experiencing higher than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, certain countries have imposed wage and price controls or otherwise intervene in the economy, and certain central banks have raised interest rates. Past governmental efforts to curb inflation have also involved more drastic economic measures. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that continued and more wide-spread inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
The Fund and the Investment Funds are subject to risks associated with general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions in the relevant economy (whether within or outside the U.S.), such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in applicable laws and regulations (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, continued technology disruption, tax reform or other significant policy changes as well as national and international political, environmental, and socioeconomic circumstances (including wars, terrorist acts, security operations or public health considerations) in respect of the countries in which the Fund may invest. These factors may affect the level and volatility of securities prices and the liquidity of the Investment Funds, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Investment Funds. The Adviser’s financial condition may be adversely affected by a significant general economic downturn and the Adviser may be subject to legal, regulatory, reputational, and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations, which could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may (i) adversely affect the Fund’s profitability, (ii) impede the ability of the Investment Funds to perform, (iii) impair the Fund’s ability to effectively exit the Investment Funds on favorable terms and (iv) have an adverse impact on the availability of credit to business generally, which in turn may have an adverse impact on the business and operations of the Fund. In addition, rapid changes in inflation could have a negative effect on the performance of the Fund. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain Investment Funds, which losses will likely be exacerbated if the Fund chooses to establish a credit facility or use other leverage at the Fund level or at the individual investment level. Any market turmoil, coupled with the threat of an economic slow-down, as well as a perceived increase in counterparty default risk, may have an adverse impact on the availability of credit to businesses generally or which otherwise may have an adverse impact on the business and operations of the Fund, restrict the Fund’s investment activities, and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. Investment results may vary substantially on a monthly, quarterly or annual basis. The impact of global market conditions on performance is uncertain, and future results may be lower than reported as of the date hereof.
The public markets are currently experiencing significant volatility and many observers believe a global economic downturn or recession is possible. The extent and duration of such environment, to the private equity industry and global markets as a whole, is currently unknown. For this reason, valuations in this environment are subject to heightened uncertainty and subject to numerous subjective judgments, any or all of which could turn out to be incorrect with the benefit of hindsight. Furthermore, traditional valuation approaches that have been used historically may need to be modified in order to effectively capture fair value of private investments in the midst of significant volatility or market dislocation. In light of recent volatility occurring in the markets since such date, material declines from any performance data contained herein have occurred as of the date hereof with respect to certain portfolio investments of Clearlake’s funds and further declines are possible. Investors should therefore attach correspondingly qualified consideration to such performance information.
If, due to extraordinary market conditions or other reasons, the Fund and other private investment funds managed by the Adviser or its affiliates were to incur substantial losses, the revenues of the Adviser and its affiliates would decline substantially. Such losses may hamper the Adviser and its affiliates’ ability to (i) retain employees and (ii) provide the same level of service to the Fund as it has in the past.
Ongoing armed conflicts, such as between Russia and Ukraine and Israel and Hamas, including recent escalations of the conflict in the Middle East and Southwest Asia, and continued and escalating political unrest in various other countries around the globe may have a material adverse impact on the Fund and its investments.
United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict, recent escalation of conflict in the Middle East and Southwest Asia and continued political and social unrest in various countries, such as Venezuela and Mexico, which have led, are currently leading, and for an unknown period of time will continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Most recently, on February 28, 2026, the United States and Israel launched a major assault on Iran with the stated aim of toppling the regime in Tehran, triggering regional Iranian retaliation across the Gulf, including attacks against targets in Qatar, the United Arab Emirates (UAE), Kuwait, Bahrain and Saudi Arabia. An escalation in this or other global conflicts may have a material adverse impact on the Fund, its portfolio companies and the market generally, including as a result of intense regional and global military and/or economic retaliation, major maritime disruptions in the Strait of Hormuz, and large-scale cyber warfare.
Consider, for example, responses to the ongoing Russia-Ukraine conflict – the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have provided and may continue to provide military aid or other assistance to Ukraine and to Israel, or have undertaken or will undertake military strikes in Southwest Asia, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of conflict in the Middle East and Southwest Asia and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.
Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of conflict in the Middle East and Southwest Asia and subsequent sanctions or related actions, may lead to increased volume and price volatility. The extent and duration of the ongoing conflicts, resulting sanctions and any related market disruptions are impossible to predict, but could be substantial, particularly if current or new sanctions continue for an extended period of time or if geopolitical tensions result in expanded military operations on a global scale. Any such disruptions may also have the effect of heightening many of the other risks described in this section. If these disruptions or other matters of global concern continue for an extensive period of time, to the extent that the Fund, its investments, third party service providers, investors, or related customer bases have material operations or assets in such conflict zones, they may be materially adversely affected.
The Fund has no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

The Fund is subject to conflicts of interest.
An investment in the Fund is subject to a number of actual or potential conflicts of interest. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with the Fund, and face conflicts of interest when balancing that incentive against the best interests of the Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of the Fund. See “
Potential Conflicts of Interest
” below.
The Board may change the Fund’s investment objective and strategies without Shareholder approval.
The Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions. The Fund’s 80% Policy is non-fundamental and may be changed by the Board without Shareholder approval upon 60 days’ prior written notice to Shareholders, provided that the Fund provides such notice in advance of a repurchase offer, such repurchase offer is not oversubscribed and the Fund repurchases the Shares at NAV.
The Fund is actively managed and subject to management risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skills in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Investment Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
The Fund’s performance will depend on the Adviser and key personnel.
Investors in the Fund are placing their investment in the discretion of, and are dependent upon the skill and experience of, the Adviser and certain Clearlake Advisory Affiliate employees and investors will be relying on the ability of the Adviser and such investment professionals to identify, select, structure and implement the investments to be made using the capital available to the Fund. In the event of the death, disability, or departure of key personnel of the Adviser or its respective affiliates, the business and the performance of the Fund may be adversely affected. While the Adviser expects to enter into the Resource Sharing Agreement with the Clearlake Advisory Affiliates, pursuant to which the Clearlake Advisory Affiliates will provide the Adviser with experienced investment professionals and access to the resources of the Clearlake Advisory Affiliates so as to enable the Adviser to fulfill its obligations under the Investment Advisory Agreement, there can be no assurance that the Clearlake Advisory Affiliates will perform their respective obligations under the Resource Sharing Agreement or enable the Adviser to fulfill its obligations under the Investment Advisory Agreement. The interests of these professionals in the Adviser and its affiliates, including the Clearlake Advisory Affiliates, should tend to discourage them from withdrawing participation in the Fund’s investment activities. However, there can be no assurance that any such professional will continue to be associated with the Adviser or its respective affiliates throughout the life of the Fund or that any replacement will perform well. Further, the time, dedication and scope of work of a professional varies considerably—for example, certain professionals will devote substantial time and efforts to projects of Other Accounts as well and maintain leadership roles across other strategies. Additionally, the professionals derive financial benefit from these other activities with Other Accounts, including fees, carried interest and performance-based compensation, as applicable, all of which may be higher than that received from the Fund.
The fact that the investment team will share certain personnel and resources with such Other Accounts, and with the Clearlake Advisory Affiliates pursuant to the Resource Sharing Agreement, furthers this conflict given the overlap in senior leadership and different incentive arrangements across the Fund and various Other Accounts. Some of the senior and other professionals involved in prior Clearlake funds will not be part of the team working on the Fund. Conflicts of interest may arise in allocating management time, services or functions of the investment team and the Adviser, and the ability of the members of the investment team to access other professionals and resources within the Adviser for the benefit of the Fund may be limited.
Furthermore, the Resource Sharing Agreement may be terminated by either party on sixty (60) days’ notice, and such termination may have a material adverse consequence on the Fund’s operations.
The Fund’s strategy involves investments in “undervalued” assets.
The Fund’s investment strategy is based, in part, upon the premise that certain potential investments may be available for purchase by the Fund at “undervalued” prices. However, purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund, and such investments may be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve.
The Adviser’s due diligence process may entail evaluation of important and complex issues and may require outside consultants.
Before making an investment in an Investment Fund, the Adviser will typically conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to such investment. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental, social, government, compliance and legal issues. Outside consultants, legal advisors, appraisers, accountants, investment banks, other third parties, and the private equity sponsors themselves often are involved in the sourcing and due diligence process and/or the ongoing operation of the Fund’s investments to varying degrees depending on the type of investment. Such involvement of third-party advisors or consultants presents a number of risks, including that the Adviser has reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, the Fund’s ability to evaluate and acquire more complex targets could be adversely affected. When conducting due diligence and making an assessment regarding an investment in an underlying fund, the Adviser will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. Representations made by a counterparty could be inaccurate, and the third-party investigations may not uncover risks. The due diligence investigation that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. Moreover, such an investigation will not necessarily result in the investment being successful. Conduct occurring at the funds and operating companies in which the Fund invests, even activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund.
In circumstances where the Adviser accesses
non-public
confidential information, there is a possibility that certain trading restrictions would apply to the Adviser and its affiliates, which may affect the Fund’s ability to transact.
In addition, at times, the Fund’s investment opportunities will require rapid execution, and investment analyses and decisions by the Adviser frequently will be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time an investment decision is made can be limited, and the Adviser at times will not have access to detailed information regarding the investment. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that could adversely affect an investment. In addition, the Adviser will from time to time involve independent consultants in connection with its evaluation or diligence of certain proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants and the Fund may incur liability as a result of such consultants’ actions.
Secondary investments are highly illiquid and typically subject to significant transfer restrictions.
Limited partnership interests or other interests in which the Fund seeks to invest are highly illiquid and typically subject to significant transfer restrictions, including approval requirements from the fund’s general partner in its sole discretion and rights of first refusal in favor of other investors. Completion of transfers is often time-consuming and difficult. There can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments.
The Fund will generally hold
non-controlling
interests in its Investment Funds or
Co-Investments.
The Fund will generally hold
non-controlling
interests in its Investment Funds or
Co-Investments.
The Fund may have a limited ability to protect its position in such Investment Funds or
Co-Investments
(other than by exercise of those rights afforded to limited partners). The Fund may make investments with other third parties through acquisition vehicles, joint ventures, or other entities. The Fund may co-invest
with third parties through consortiums of private equity investors, joint ventures or other entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third-party co-venturer
may have financial, legal, or regulatory difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers.
Furthermore, third-party co-venturers may provide services similar to, and overlapping with, services provided by Clearlake to the Fund, Other Accounts or their respective portfolio investments, and, notwithstanding the foregoing, fees attributable to such services will not offset Management Fee or otherwise be allocated to, or shared with, the Shareholders. Additional conflicts would arise if a joint venture partner or counterparty is related to Clearlake in any way, such as through a sub-advisory relationship with Clearlake and its affiliates.
The Fund has a broad investment mandate.
The investment strategy of the Fund covers a broad range of fund strategies and geographic regions. Moreover, the types of investment structures utilized by, and securities invested in, Secondary Investments continue to evolve and include, for example, investments in special purpose acquisition companies (whether in an IPO or thereafter, through a “PIPE” investment or otherwise). Investors must rely upon the ability of the Adviser to identify, structure and implement investments that they believe are consistent with the Fund’s overall investment objectives and policies at such times as they determine. There are no material limitations on the funds, companies, markets or countries in which the Fund may invest. Subject to the foregoing, the Fund may, indirectly through the Investment Funds, make investments in various types of instruments, including partnership interests and preferred and common stock, and across asset classes.
The Fund will have access to confidential information.
The Fund will likely have access to or acquire confidential information relating to its investments. The Fund will likely limit the information reported to its investors with respect to such investments.

Shares are not freely transferable.
Transfers of Shares may be made only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Shareholder or (2) with the written consent of the Board or its designated agents, which consent may be withheld in its or their sole discretion. Notice of a proposed transfer of Shares must be accompanied by properly completed subscription documents in respect of the proposed transferee. In connection with any request to transfer Shares, the Fund may require the Shareholder requesting the transfer to obtain, at the Shareholder’s expense, an opinion of counsel selected by the Board or its agents as to such matters as may reasonably be requested. Each Shareholder and transferee agrees to pay all expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with any transfer.
The Fund is classified as
non-diversified
for purposes of the 1940 Act.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer.
As a
non-diversified
investment company, investors have no assurance as to the degree of diversification of the Fund’s investments, either by strategy, vintage, sponsor, asset type, industry, geographic region or sector. The Adviser will seek to make investments on behalf of the Fund across a range of asset classes, industries and geographies taking into account prevailing market conditions and available investment opportunities, but the Fund’s investments may be focused on a limited number of investment opportunities, asset classes, vintages, industries or geographic regions, subject to compliance with applicable law. To the extent the Fund’s investments are focused on a particular underlying fund or related funds, sponsor, asset type, industry, security or geographic region, its investments will become more susceptible to fluctuations in value resulting from adverse economic or business conditions with respect thereto. Certain sponsors, vintages, geographic regions and/or industries in which the Fund may be heavily invested may be more adversely affected by economic pressures when compared to other sponsors, vintages, geographic regions and/or industries. As a consequence, the Fund’s performance may be adversely affected by the unfavorable performance of one or a limited number of investments. Moreover, there are no assurances that any or all of the Fund’s investments will perform well or avoid loss, and if certain investments perform unfavorably, for the Fund to achieve above-average returns, one or a few of its other investments must perform very well. There are no assurances that this will be the case.
Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
The Fund’s investments may be difficult to value.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Investment Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Adviser, as valuation designee pursuant to Rule 2a-5 under the 1940 Act, at fair value based on input from the Investment Manager or general partner of such investment as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. In some instances, returns on Secondary Investments will be higher than returns on Primary Investments as a result of such Secondary Investments being purchased at a discount, and then revalued based on the practical expedient next reported for such Secondary Investment. For example, Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the books and records of the Fund and the negotiated sale price.
Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof. These factors could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.
The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. It is expected that the Fund will accept purchases of Shares each Business Day at the Fund’s NAV as of such day. For more information regarding the Fund’s subscription process, see “
Plan of Distribution—Purchasing Shares
.”
The Adviser generally expects to receive information for the Fund’s investments in private market investments, including Investment Funds and
Co-Investments,
on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV for periods other than calendar quarter end will likely be based on information from the prior quarter and market inputs that are observable to the Adviser, but may not reflect all adjustments that an Investment Manager would make based on information that has not been shared with the Adviser. As a result, in certain situations, the Adviser may not reflect adjustments to the value of the Fund’s investments due to impairments or other market factors that the Adviser would make if it had access to such information, resulting in such investments potentially being overvalued in hindsight. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end. Because such adjustments or revisions, whether increasing or decreasing the NAV of an Investment Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, such adjustments or revisions will not, in most cases, result in an adjustment to the number of Shares received by a Shareholder in a purchase, or a Shareholder’s repurchase proceeds in connection with a repurchase offer.
The Fund may need to liquidate certain investments, including its investments in private market investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing
Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing
Shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “
Calculation of Net Asset Value
.”
The Fund’s Shares are illiquid.
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Repurchase offers may adversely affect the Fund’s investment performance.
As noted above, the Fund currently expects to conduct semi-annual repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers provide limited liquidity to Shareholders, and repurchases may be funded from cash on hand, borrowings or the liquidation of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in Liquid Assets or other liquid investments, which may adversely affect the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities, fund unfunded commitments or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund may seek, if necessary, to sell investments, including illiquid investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender more than the Repurchase Offer Amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis (provided that the Fund may accept all Shares tendered by persons who own, in the aggregate, fewer than 100 Shares and who tender all of their Shares, before prorating Shares tendered by others), and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular repurchase period, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund generally is a taxable event to Shareholders.
The Fund cannot guarantee the amount or frequency of distributions.
The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “
Distributions
.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.
The Fund cannot guarantee that it will make distributions. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including fund investments), non-capital
gains proceeds from the sale of assets (including fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund in Investment Funds and/or
Co-Investments
and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions. The repayment of any amounts owed to the Adviser or its affiliates will reduce future distributions to which you would otherwise be entitled.
The Fund’s distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. As a result, a portion of the distributions the Fund makes may represent a return of capital for U.S. federal tax purposes. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Additional subscriptions will dilute the voting interest of existing Shareholders.
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing Shareholders in the Fund. Additional subscriptions will also dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments.
The Fund and certain service providers may have access to Shareholders’ personal information.
The Adviser, the auditors, the custodian and the other service providers to the Fund may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with the Fund and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by the Fund’s other service providers and their agents, delegates, sub-delegates
and certain third

parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.
The Adviser and its affiliates manage Other Accounts with similar strategies and objectives to the Fund.
The Adviser and its affiliates are investment advisers to various Other Accounts for whom they make private equity investments of the same type as the Fund. The Adviser and its affiliates also may agree to act as investment adviser to additional Other Accounts that make private equity investments of the same type as the Fund. In addition, the Adviser may organize Other Accounts with principal investment objectives different from those of the Fund but that have overlapping investment strategies. It is possible that a particular investment opportunity would be a suitable investment for the Fund and such Other Accounts. Such investments will be allocated in accordance with the Adviser’s allocation policies and procedures. The Fund may participate in certain transactions sourced by Clearlake, the Adviser or their affiliates under the
Co-Investment
Exemptive Relief (when received) that would allow the Fund to engage in transactions alongside certain other persons, including other Regulated Funds, certain affiliates of Clearlake, Clearlake and certain Other Accounts managed and controlled by Clearlake and its affiliates, subject to certain terms and conditions. The Adviser may determine that the Fund will not participate in certain transactions that it, Clearlake or their affiliates source, and/or the Fund may not be offered the opportunity to participate at all if the opportunity is not part of the Fund’s core investment strategy. Additionally, certain Other Accounts may receive certain priority or other allocation rights with respect to such non-Core
Investment Opportunities, subject to various conditions set forth in such Other Accounts’ respective governing agreements. See “
Potential Conflicts of Interest
” below.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.
The Fund may be subject to risks related to stapled secondary transactions.
While the Fund does not expect to invest in such transactions, in certain sponsor-led transactions, a general partner or investment manager may expect the Fund to commit on a primary basis to a new, blind pool investment vehicle that it is sponsoring as a condition to participating in a sponsor-led transaction in what is otherwise known as a “stapled secondary
” transaction, which may present a number of risks. Any such new fund may not produce positive investment returns, which may in turn adversely impact the performance of the Fund. The Fund may have difficulty identifying attractive transactions that are unencumbered by requirements to make less attractive primary investments.

Other Risks Related to the Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Related to the Fund’s Investments
This section discusses risks related to the Fund’s investments other than those primarily relating to Private Assets, including risks related to the Fund’s Liquid Asset investments, non-U.S. investments risks, hedging activities and other instruments and strategies employed by the Fund.
The Fund will hold cash, money market instruments and other short-term investments which may lower the Fund’s performance.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:

•
U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

•
Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.

•
Repurchase agreements, which involve purchases of debt securities. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into generally equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Adviser generally intends to monitor the value of the collateral at the time the transaction is entered into and during the term of the repurchase agreement in an effort to determine that such value equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Adviser would generally demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

•
Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

The Fund may be subject to risks associated with below investment grade securities.
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade
issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade
securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.
The Fund may be subject to risks associated with corporate bonds.
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described above under “——
The Fund may be subject to risks associated with below investment grade securities
.”
The Fund may make
non-U.S.
investments, which are subject to additional risks.
The Fund, either directly through
Co-Investments
or indirectly through Investment Funds, may invest a portion of its assets in operating companies organized, headquartered and/or focused on investments outside the United States.
Non-U.S.
securities, including those held by Investment Funds, involve certain risks not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements and less government supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities; (vii) differing, and potentially less well-developed or well-tested laws regarding corporate governance, fiduciary duties, the protection of investors and intellectual property rights; (viii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (ix) political hostility to investments by foreign or private equity investors; and (x) less publicly available information. In addition, investments (including their underlying portfolio companies) with operations in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund and/or Investment Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments may be adversely affected. While the Adviser intends, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks to the extent practicable, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may invest in the European Union, which is subject to additional risks.
The long-term financial stability of the Eurozone remains uncertain and difficult to predict. The possibility of a sovereign default remains a risk in countries where gross government debt, as a percentage of gross domestic product, remains relatively high by comparison to other countries in the European Union (EU), and especially taking into account the extraordinary indebtedness incurred in managing the coronavirus pandemic. A particularly high level of government debt may be unsustainable for a country that has, and continues to endure, vulnerabilities such as weak fundamentals, weak economic growth and / or high unemployment and that has yet to implement or benefit from long-term economic reforms. A default on sovereign debt, although a remote risk, could have a material impact on economic conditions and market activity in the Eurozone and elsewhere in the EU. For example, default by a participating member state could contribute to the collapse of the Eurozone as it is constituted today, or possibly result in the defaulting member state ceasing to use the Euro as its national currency, or even provide a stimulus for one or more member states to withdraw from EU membership – any of which could have an adverse impact on the Fund. Moreover, any structural instability of the Eurozone could have negative implications for the European financial industry and the global economy as a whole because of counterparty risks, exposures and other “systemic” risks. A potential effect would be an immediate reduction of liquidity for particular investments in economically connected countries, thereby impairing the value of such investments. Uncertain economic conditions generally affect markets adversely. Volatility in the global credit markets typically makes it more difficult for issuers and borrowers to obtain favorable financing or refinancing arrangements that may be needed to execute the Fund’s investment strategy. Uncertainty in the Eurozone could have an adverse effect on the Fund’s by affecting the performance of its investments (whether made in a country that is at greater risk of default or in a country that is economically connected) and its ability to fulfill its investment objectives.
The stability of certain European financial markets has deteriorated and speculation as to the possibility of additional defaults by sovereign states in Europe in respect of their obligations has increased. Given current market conditions of relatively weak growth in many EU member states (which are expected to continue in the near to medium term), there is a risk that default of certain participating member states of the EU could lead to the collapse of the Eurozone as it is constituted today or that certain member states of the EU could cease to use the Euro as their national currency. Moreover, financial and economic developments in one EU member state could impact economic and financial conditions among other EU member states. Any such development could have an adverse effect on the Fund, the performance of its investments and the Fund’s ability to effectively achieve its investment objectives. Any deterioration in the economic environment caused directly or indirectly by such a default is likely to have a direct effect on the creditworthiness of borrowers and / or issuers, thereby impacting the value of the investment portfolio generally and adversely affecting the Fund’s ability to generate attractive risk-adjusted investment returns.

The Fund may be impacted by turmoil in the U.S. and global financial markets.
There can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect one or more of the funds in which the Fund invests (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize portfolio investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
The Fund may be subject to regional risk due to interdependence of markets.
Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could lead to local economic problems increasingly having an adverse effect on regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
A portion of the Fund’s investments, either directly through
Co-Investments
or indirectly through Investment Funds, and the income received by the Fund with respect to such investments, may be denominated primarily in foreign currencies. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund generally will be made, in U.S. dollars. Accordingly, changes in currency exchange rates may adversely affect the dollar value of investment and the amounts of distributions, if any, to be made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. The Adviser may enter into hedging transactions designed to reduce such currency risks. Furthermore, Shares are denominated in U.S. dollars. Investors subscribing for Shares in any country in which U.S. dollars are not the local currency should note that changes in the value of exchange between U.S. dollars and such currency may have an adverse effect on the value, price, or income of the investment to such investor. There may be foreign exchange regulations applicable to investments in foreign currencies in certain jurisdictions. The fees, costs, and expenses incurred by investors in converting their local currency to U.S. dollars (if applicable) in order to meet drawdowns will be borne solely by such investor and will be in addition to the amounts required by such drawdowns.
To the extent unhedged, the value of the Fund’s positions in
non-U.S.
investments will fluctuate with U.S. dollar exchange rates as well as with the price changes of the investments in the various local markets and currencies. In such cases, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes investments will reduce the effect of any increases and magnify the effect of any decreases in the prices of the Fund’s securities in their local markets and may result in a loss to the Fund. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund’s
non-U.S.
dollar investments.
Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial, and related matters concerning an investment in the Shares.

The Fund may be subject to risks related to investments in other registered investment companies.
The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company.
Rule 12d1-4
under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). The Fund, as a holder of the securities of other investment companies, would bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
The Fund may be subject to risks related to investments in ETFs and other exchange-traded investment vehicles.
The Fund may invest, subject to applicable regulatory limits, in the securities of exchange-traded funds (“ETFs”) and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end
management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.
Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.
The Fund may be subject to risks related to hedging.
The Fund will and the Investment Funds and operating companies in which the Fund invests may employ hedging techniques designed to reduce the risks of adverse movements in interest rates, securities prices and currency exchange rates. While such transactions may reduce certain risks, such transactions themselves may entail certain other risks. Thus, while the Fund may benefit from the use of these hedging mechanisms, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it or the funds and operating companies in which the Fund invests had not entered into such hedging transactions. In connection with employing hedging techniques, the Fund may acquire publicly-traded securities (via open market purchases or otherwise). In addition, if the Adviser deems it necessary or advisable, the Adviser may, in lieu of holding an investment directly, structure an investment as a derivative contract, instrument or similar arrangement designed to substantially replicate the benefits and risks of holding the otherwise permissible investment in the underlying fund. The Fund will likely enter into guarantees with counterparties in connection with any such hedging transactions, and may cross-guarantee amounts attributable to other investment vehicles managed by the Adviser investing alongside the Fund. Such guarantees will not count towards restrictions on the Fund’s ability to borrow or incur leverage.
The Fund may be subject to risks related to restricted securities and Rule 144A securities.
The Fund may invest in “restricted securities,” which generally are securities that may be resold to the public only pursuant to an effective registration statement under the Securities Act or an exemption from registration. Regulation S under the Securities Act is an exemption from registration that permits, under certain circumstances, the resale of restricted securities in offshore transactions, subject to certain conditions, and Rule 144A under the Securities Act is an exemption that permits the resale of certain restricted securities to qualified institutional buyers. Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the Securities Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.
Where an exemption from registration under the Securities Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the Securities Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop
, or the
value
of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Investment Managers believe accurately reflects fair value.

Operational, Regulatory and Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational, Regulatory and Tax Risks
This section discusses operational, regulatory, tax and other risks that may affect the Fund, its investments or the Adviser’s ability to manage the Fund’s portfolio.
The Board may make decisions on behalf of the Fund without Shareholder approval.
Shareholders have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of the Fund’s investment and administrative activities to the Adviser, subject to oversight by the Board.
The Fund’s Investment Funds may be subject to force majeure events.
Investment Funds (including their underlying portfolio companies) may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, civil unrest, acts of God, fire, flood, hurricanes and other natural disasters, including extreme weather events from possible future climate change, outbreaks of an infectious disease, pandemic, or any other serious public health concern, war, terrorism, government shutdowns, labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until the force majeure event can be remedied. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund invests specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Funds or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound, or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its Investment Funds.
The Fund may be subject to weather and climatological risks.
As consensus builds that global warming is a significant threat, initiatives seeking to address climate change through regulation of greenhouse gas emissions have been adopted by, are pending or have been proposed before international, federal, state, and regional regulatory authorities. Climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures, which can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Many industries (e.g., electrical power, mining, manufacturing, transportation, and insurance) face various climate change risks, many of which could conceivably materially impact them. Such risks include (i) regulatory/litigation risk (e.g., changing legal requirements that could result in increased permitting and compliance costs, changes in business operations, the discontinuance of certain operations, and related litigation), (ii) market risk (e.g., declining market for products and services seen as greenhouse gas intensive); and (iii) physical risk (e.g., risks to plants or property owned, operated or insured by a company posed by rising sea levels, increased frequency or severity of storms, drought, and other physical occurrences attributable to climate change). These risks could result in unanticipated delays or expenses, especially for electricity, and, under certain circumstances, could prevent completion of investment activities once undertaken, any of which could have an adverse effect on the Fund.
Epidemics/pandemics and other public health crises pose an ongoing risk to Fund investments and the financial markets generally.
Any public health emergency, including any new or variant outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemic diseases, or the threat thereof, could have a significant adverse impact on the Adviser, the Fund and the Investment Funds and operating companies in which the Fund invests and could adversely affect the Fund’s ability to fulfill its investment objectives.
The extent of the impact of any public health emergency, such as
COVID-19,
on the Fund or the Investment Funds and operating companies in which the Fund invests will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. In addition, health crises caused by a pandemic could exacerbate other pre-existing
political, social, economic, market and financial risks.
COVID-19
has, for example, made it more difficult to value investment opportunities and decreased the number of investment opportunities in the market. Public health emergencies have the potential to materially and adversely impact the value and performance of the Fund’s investments, the Fund’s ability to source, manage and divest investments, and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. In particular, a public health emergency may have a greater impact on leveraged assets.
Furthermore, such circumstances can have a negative impact on a counterparty’s ability to meet or willingness to honor its financial obligations (including, without limitation, its ability to extend credit or otherwise to transact with the Fund or the Investment Funds and operating companies in which the Fund invests). Conditions at such time may affect how counterparties interpret their obligations (and the Fund’s obligations) pursuant to counterparty arrangements such that the applicability, or lack thereof, of force majeure or similar provisions could also come into question and ultimately could work to the detriment of the Fund. In addition, the operations of the Fund, the Investment Funds and operating companies in which it invests, and the Adviser may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel and movement, remote working requirements and other social, political, financial, legal and regulatory or other factors related to an actual or threatened public health emergency (such as the
COVID-19
pandemic), including its potential short-term and/or long-term adverse impact on the health of the personnel of any such entity or the personnel of any such entity’s key service providers. These circumstances also may hinder the Adviser’s, the Fund’s and/or any of the Investment Funds and operating companies in which the Fund invests’ ability to conduct their affairs and activities as they normally would, including by impairing usual communication channels and methods, hampering the performance of administrative functions such as processing payments and invoices, and diminishing their ability to make accurate and timely projections of financial performance.
The Fund may be impacted by international trade policy.
Political leaders in certain jurisdictions have in the past and may in the future be elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has in recent years altered its approach to international trade policy, including in some cases renegotiating, or terminating, certain bilateral or multi-lateral trade agreements and treaties with foreign countries, and the Trump administration may strengthen this retrenchment from free and open trade. The U.S. government currently imposes tariffs on certain foreign goods, including steel and aluminum, and the Trump administration has imposed additional tariffs on imports of other products with some foreign governments, instituting retaliatory tariffs on certain U.S. goods as a result. There are no guarantees that additional actions and retaliatory measures will not occur in the future between governments. Regional and global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its Investment Funds and be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or have other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). To the extent that a trade dispute escalates into a “trade war”, there could be significant adverse impacts on the industries in which the Fund participates and the Fund’s overall performance.
The effects of the China National Security Law may impact the Fund.
The Chinese government has continued to increase its control over the historically autonomous administrative region of Hong Kong. In June 2019, protests began in connection with an amendment to Hong Kong’s extradition law and continued with increased size and intensity through the end of 2019 and into 2020. These protests resulted in disruptions to businesses in major business and tourist areas of Hong Kong and pushed Hong Kong’s economy into a recession for the first time since the Global Financial Crisis. On June 30, 2020, the National People’s Congress of China passed a national security law (the “National Security Law”), which criminalizes certain offenses including secession, subversion of the Chinese government, terrorism and collusion with foreign entities. The National Security Law also applies to non-permanent
residents. Although the extra-territorial reach of the National Security Law remains unclear, there is a risk that the application of the National Security Law to conduct outside Hong Kong by non-permanent
residents of Hong Kong could limit the activities of or negatively affect the Adviser, the Fund or the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Investment Funds.
The National Security Law has been condemned by the United States, the United Kingdom and several EU countries. On July 14, 2020, the United States signed into law the Hong Kong Autonomy Act (“HKAA”), which introduces sanctions on foreign persons who have “materially contributed” to the Chinese government’s recent actions in Hong Kong as well as on certain foreign financial institutions. Simultaneously, the United States issued an executive order declaring a national emergency with respect to the threat posed by the Chinese government’s actions in Hong Kong, formally suspending or eliminating any differential treatment of Hong Kong under U.S. law, including export control law, and authorizing sanctions on persons determined to be engaged in a broad array of anti-democratic or repressive activity. The United States has also imposed sanctions on senior Chinese officials and certain employees of Chinese technology companies that it believes have contributed to the Chinese government’s activities in Hong Kong, including on July 20, 2020, adding 11 new Chinese companies to the Department of Commerce’s Entity List. In mid-July
the United Kingdom also suspended its extradition treaty with Hong Kong and extended its arms embargo on China to Hong Kong. Escalation of tensions resulting from the National Security Law and the response of the international community, including conflict between China and other countries like the United States and United Kingdom, protests and other government measures, as well as other economic, social or political unrest in the future, could adversely impact the security and stability of the region and may have a material adverse effect on countries in which the Adviser, the Fund, the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Investment Funds, or any of their respective personnel or assets are located. In addition, any downturn in Hong Kong’s economy could adversely affect the financial performance of the Fund and its investments, or could have a significant impact on the industries in which the Fund participates, and may adversely affect the operations of the Adviser, the Fund and the funds and operating companies in which the Fund invests, either directly through
Co-Investments
or indirectly through Investment Funds, including the retention of investment professionals located in Hong Kong.
Terrorist activities may negatively impact certain investments in the Middle East or certain asset types.
U.S. activities in Iraq, Afghanistan, and Syria, for example, and terrorist attacks of unprecedented scope have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action have led to and will likely lead to increased volatility in prices for commodities and could affect the Fund’s financial results. Further, the United States government has issued public warnings indicating that energy assets might be a specific target of terrorist organizations. Investment Funds (including their underlying portfolio companies) may involve significant strategic assets having a national or regional profile. The nature of these assets could expose them to a greater risk of being the subject of a terrorist attack than other assets or businesses. Any terrorist attacks that occur at or near such assets would likely cause significant harm to employees, property and, potentially, the surrounding community, and may result in losses far in excess of available insurance coverage.
Global developments may negatively impact Asian economies.
Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and each side has engaged or threatened to engage in an escalation of domestic protective measures such as tariffs. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.

The Fund is subject to cybersecurity risk.
The Fund depends on the Adviser to develop or procure and utilize appropriate systems for the Fund’s activities, and the Adviser and the Fund depend heavily upon computer systems to perform necessary business functions. The Adviser’s and the Investment Funds’ information and technology systems and those of companies on which the Fund relies and in which the Fund invests are, just as with other companies, vulnerable to potential damage or interruption from cyber-attacks (such as computer viruses, malicious software, infiltration or tampering by unauthorized persons, ransomware demands and denial of service attacks), security breaches (such as physical and electronic break-ins),
network failures, computer and telecommunication failures, ransomware demands, denial of service attacks, usage errors by their respective professionals, power outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, and earthquakes. Although the Adviser has implemented, and the Investment Funds and (where applicable) portfolio companies likely will have implemented, various measures to manage risks relating to these types of events, if important systems are compromised, become inoperable for extended periods of time or cease to function properly, it likely would be necessary for the Adviser, the Fund and/or an Investment Fund or portfolio company to make a significant investment to fix or replace them. Investment Funds may be invested in or otherwise involved with companies that have experienced cybersecurity events and that, given the rise of cybersecurity incidents, may become involved in future cybersecurity events. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future (including as a consequence of the
COVID-19
pandemic and the increased frequency of virtual working arrangements). The failure or inadequacy of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s, an Investment Fund’s and/or portfolio company’s operations and result in a failure to maintain capabilities essential to the Fund’s operations and / or the security, confidentiality, and privacy of proprietary or sensitive data and information (including personal information of investors and their personnel and beneficial owners) that is processed and stored in, and transmitted through, the computer systems and networks of the Adviser, the Fund, any third parties on which the Fund relies or their downstream vendors. Such a failure could harm the Adviser’s, the Fund’s and/or an Investment Fund’s or portfolio company’s reputation, subject any such entity and their respective affiliates to legal claims, and otherwise affect their business and financial performance. If a significant number of the Adviser’s personnel were to be unavailable in the event of a disaster, the Adviser’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, there are increased risks relating to the Adviser’s reliance on its computer programs and systems if the Adviser’s personnel are required to work remotely for extended periods of time as a result of events such as an outbreak of infectious disease or other adverse public health developments (such as have persisted during the
COVID-19
pandemic) or natural disasters, including an increased risk of cyber-attacks and unauthorized access to the Adviser’s computer systems.
The Adviser’s service providers are subject to the same electronic information security threats as the Adviser. If a service provider fails to adopt or adhere to adequate data security policies, or in the event of a breach of its networks, information relating to the Fund, may become inaccessible and personally identifiable information of individual Shareholders may be lost or improperly accessed, used or disclosed. Notwithstanding the diligence that the Adviser performs on its service providers, the Adviser often is not in a position to verify the risks or reliability of their respective information technology systems.
The loss or improper access, use or disclosure of the Adviser’s or the Fund’s proprietary information may cause the Adviser or the Fund to suffer, among other things, financial loss, the disruption of their business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing events could have a negative effect on the Fund.
There are certain costs (e.g.,
on-line
time) and possible risks (e.g., slow downloading time, system outages and documents being quarantined in “fire walls”) associated with electronic delivery. Moreover, the Adviser cannot provide any assurance that these communication methods are secure and will not be responsible for any security breaches, computer viruses, problems or malfunctions resulting from any computer viruses or other problems that may be associated with the use of an internet based system.

The Fund is subject to data protection risks.
The Fund, the Adviser, their respective affiliates and/or service providers and the Fund’s portfolio investments may each receive, store, process and use personal data, including through the use of third-party processors and cloud-based and other service providers. Legal requirements relating to the collection, storage, handling and transfer of personal data continue to develop in different countries. Certain activities of the Adviser and the Fund and/or their respective affiliates may, for example, be subject to the EU’s General Data Protection Regulation (the “GDPR”), the California Consumer Privacy Act (“CCPA”), the UK Data Protection Act 2018, the Swiss Federal Data Protection Act or the Cayman Islands Data Protection Law (“DPL”) (together with other applicable laws, and each as may be amended or replaced from time to time, the “Privacy and Data Protection Laws”). A breach of such laws could result in negative publicity and may subject the Fund to significant costs associated with regulatory sanctions, civil liability for claims in damages from data subjects or third parties, and other penalties. Under some Privacy and Data Protection Laws, it is an offense not to notify the appropriate regulator of a security breach of personal data (or similar personal data breaches), or to notify the data subjects affected by the breach. Compliance with Privacy and Data Protection Laws requires implementing effective policies and procedures that reflect the applicable law, and maintaining an ongoing and active monitoring program. Further, the Adviser may not be able to accurately anticipate the ways in which regulators and courts will apply or interpret the Privacy and Data Protection Laws and if such laws are implemented, interpreted or applied in a manner inconsistent with the Adviser’s expectations, that may result in the Adviser’s business practices changing in a manner that adversely impacts the Fund. The resources required for day-to-day
operations and for dealing with exceptional circumstances may divert the Adviser’s time and effort from other activities relating to the management of the Fund and entail substantial expense.
Technological or other innovations and industry disruptions may negatively impact the Fund.
In the current period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Adviser, the Fund and its Investment Funds or alter the market practices the Fund’s strategy has been designed to function within and on which the Fund’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact the Adviser, the Fund and its Investment Funds in a manner that may not have been foreseen, or foreseeable, at the time the Fund made its investment. For example, recent technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), pose risks to the Adviser, the Fund and its Investment Funds. Any of these technological innovations could damage the Fund’s Investment Funds (or their underlying portfolio companies), significantly disrupt the market in which they operate and subject them to increased competition, which could materially and adversely affect their business, financial condition and results of investments.
AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate, nor does the Adviser expect to be involved in the collection of such data or development of such algorithms in the ordinary course. Moreover, with the use of AI Technologies, there exists a lack of transparency of how inputs are converted to outputs and the Adviser in no way will be able to verify this process and its accuracy. Accuracy of such inputs and the resulting impact on the modeling of AI Technologies cannot be verified and could result in risk of diminished quality control or false or misleading information, including coding that may be used by the Adviser, the Fund, its Investment Funds or a third-party. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputation. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact the Adviser, the Fund and its Investment Funds (and their underlying portfolio companies) to the extent they rely on the work product of such AI Technologies.

AI Technologies could also be misused or misappropriated by third-parties and/or employees of the Adviser. For example, there is a risk that a user may input confidential information, including material non-public information, or personal identifiable information into AI Technologies applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users. Moreover, the Adviser will not necessarily be in a position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided, even where it has sought contractual protection against such use. The use of AI Technologies, including potential inadvertent disclosure of the Adviser’s, Fund’s or Investment Funds’ confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. For example, certain revenue management system software providers are subject to lawsuits and investigations alleging antitrust violations in connection with the use of algorithmic price setting technologies. There is no guarantee that AI Technologies utilized or developed by operating partners or service providers will not present similar risks in the future and the Adviser, the Fund or the Fund’s investments could experience directly or indirectly negative impacts or otherwise be subject to or implicated by litigation or investigations involving any possible violation of laws related to use of these technologies by operating partners or service providers. AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of current or future risks related thereto. For more information on risks relating to information security, see also “
The Fund is subject to cybersecurity risk
” herein.
The Adviser’s personnel are instructed to limit their use of public AI tools, and to refrain from using non-public
or personal information with such tools. The Adviser continues to consider formal internal policies governing use of AI Technologies by its personnel, including in connection with the Adviser’s investment activities, and such internal policies, if adopted, can be expected to be periodically evaluated and adjusted as AI Technologies continue to advance. Notwithstanding any preventative policies (if adopted) or practices that aim to restrict or govern the use of AI Technologies, it is possible that the Fund’s Investment Funds (or their underlying portfolio companies) and/or other entities or persons connected to the Adviser and/or the Fund, could utilize AI Technologies in contravention of such policies or otherwise misuse AI Technologies.
AI Technologies and their applications, including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. For example, if the Adviser were to share or license AI Technologies, including ones that include some degree of internal development, with investors, Investment Funds, their underlying portfolio companies, or other third parties, such activity could introduce a number of additional risks to the Adviser, the Fund, Investment Funds and their respective portfolio companies, or other users of such AI Technologies. Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Adviser, the Fund, Investment Funds and their respective portfolio companies. For example, the EU is in the process of implementing a new regulation applicable to certain AI Technologies and the data used to train, test and deploy them (the “EU AI Act”). Once in effect, the EU AI Act will impose material requirements on both the providers and deployers of certain AI Technologies, with infringements punishable by sanctions including fines of up to 7% of total annual worldwide turnover or 35 million euros (whichever is higher) for the most serious breaches. These obligations will apply on an extraterritorial basis. Preparing for and complying with the EU AI Act and other regulations related to AI Technologies could involve material compliance costs and/or adversely affect the operations or performance of the Adviser, the Fund, Investment Funds and their respective portfolio companies. Additional, unanticipated risks may emerge as use cases for AI Technologies are developed further and as the technology underlying AI Technologies continue to evolve.
The Fund may fail to qualify as a RIC under Subchapter M of the Code.
The Fund intends to elect to be treated, and intends to operate in a manner so as to qualify for treatment in each taxable year, as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification,
source-of-income
and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and Shareholders. See “
Material U.S. Federal Income Tax Considerations
.”
Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Investment Funds and Investment Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Investment Funds or Investment Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified
assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a
30-day
period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified
assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “
Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company
.” In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Investment Funds or Investment Managers. If the Fund does not receive sufficient information from the Investment Funds or Investment Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may hold such investments through one or more U.S. or
non-U.S.
corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or
non-U.S.
taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or
non-U.S.
corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) may jeopardize its ability to satisfy the Diversification Tests (as defined below), which may make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund may directly or indirectly invest in Investment Funds located outside the United States. Such Investment Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to a 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “
Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company
.”
Withholding Risk Applicable to Secondaries Funds.
Unless an IRS Form
W-9
is furnished by a transferor of interests in a partnership or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the Investment Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a secondaries investment fund, the Fund may have a withholding obligation with respect to interests the Fund purchases in Investment Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Investment Funds and therefore reduce the number of investment opportunities available to the Fund. Additionally, if the Fund does not properly withhold from such foreign sellers, the Investment Fund would be required to withhold on future distributions to the Fund, which would negatively impact the Fund’s returns.
Risks Related to Hedging and Derivative Transactions.
The Fund may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged,
long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is subject to additional limitations), (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (ix) for which the federal income tax treatment may not be clear or may be subject to re-characterization
by the IRS. It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to RICs if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS.
Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund treats purchase price deferrals as unfunded commitment agreements for purposes of Rule
18f-4.
The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements (e.g., capital commitments to invest equity in Investment Funds that can be drawn at the discretion of the Investment Fund’s general partner). To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on another exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met. When the Fund enters into a secondary transaction to purchase interests in underlying Investment Funds, the Fund will treat the date of the transfer agreement to purchase the interest in a specific Investment Fund as the trade date for determining whether the purchase of the Investment Fund qualifies for the exemption for non-standard
settlement cycle securities transactions.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in
Rule 18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Tax laws are subject to changes which may adversely affect the Fund.
It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with a retroactive effect.
The nature of additional changes in U.S. federal, state, local or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, and it remains uncertain whether any future legislation, will be enacted into law. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
The Fund and the Adviser are subject to ongoing regulatory scrutiny and reporting obligations.
The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.
Trustees and officers are subject to limitations on liability and the Fund may indemnify and advance expenses to Trustees and officers to the extent permitted by law and the Fund’s Declaration of Trust, each of which could reduce the Fund’s and Shareholders’ recovery from such persons if they cause the Fund to incur losses.
Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Fund’s Declaration of Trust provides that the Trustees will not be liable to the Fund or Shareholders for monetary damages for breach of fiduciary duty as a trustee to the fullest extent permitted by Delaware law. The Fund’s Declaration of Trust also provides that a Trustee acting under the

Declaration of Trust shall not be liable to the Fund, Shareholders or to any other person for its good faith reliance on the provisions of the Declaration of Trust, that such provisions, to the extent they restrict or eliminate the duties (including fiduciary duties) and liabilities of Trustees otherwise existing under the Declaration of Trust or at law or in equity, replace such other duties (including fiduciary duties) and liabilities of such Trustee, and that to the fullest extent permitted by law, only the Trustees shall have any fiduciary duties (or liability therefor) to the Fund or any Shareholder. The Fund’s Declaration of Trust further provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, the Fund will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”).
Pursuant to the Declaration of Trust and subject to certain exceptions described therein, the Fund will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any person who is or was a Trustee, officer, employee or other agent of the Fund or is or was serving at the request of the Fund as a trustee, director, officer, employee or agent of another organization in which the Fund has any interest as a Shareholder, creditor or otherwise (each such person, an “agent”), in each case to the fullest extent permitted by Delaware law. Notwithstanding the foregoing, the Fund will not provide indemnification to an agent (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Fund or its Shareholders by reason of disabling conduct; (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Fund or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; by at least a majority of those Trustees who are neither “interested persons” (within the meaning of the 1940 Act) of the Fund nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided under the Declaration of Trust to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.
The Declaration of Trust permits the Fund to advance expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Fund if it is ultimately determined that he or she is not entitled to indemnification under the Declaration of Trust; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Fund is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither “interested persons” of the Fund nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under the Declaration of Trust.
As a result of the foregoing, the Fund and Shareholders may have more limited rights against agents than might otherwise exist at law or in equity, which could reduce the Fund’s and Shareholders’ recovery from such persons if they act in a manner that causes the Fund to incur losses.
There is a risk that employee misconduct could occur with respect to the Fund.
The Adviser’s reputation is critical to maintaining and developing relationships with existing and prospective investors, as well as with the numerous third parties with which the Adviser and the Fund do business. In recent years, there have been a number of highly publicized cases involving fraud or other misconduct by employees in the financial services industry, and there is a risk that employee misconduct could occur with respect to the Fund. Misconduct by employees or by third-party service providers could cause significant losses to the Fund. Employee misconduct could include, among other things, binding the Fund to transactions that exceed authorized limits or present unacceptable risks and other unauthorized activities or concealing unsuccessful investments (which, in each case, would result in unknown and unmanaged risks or losses), or otherwise charging (or seeking to charge) inappropriate expenses to the Fund and/or the Adviser. In addition, any improper use or disclosure of confidential information by employees and third-party service providers, could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future activities. Furthermore, because of the Adviser’s diverse business entities and the regulatory regimes under which they operate, misdeeds by the Adviser (or its personnel) could result in foreclosing the Fund’s ability to conduct its activities in the manner otherwise intended. It is not always possible to detect, deter and/or prevent misconduct by employees and/or service providers, and the precautions the Adviser takes to detect and prevent this activity are not guaranteed to be effective in all cases. It is also the case that misconduct at the level of a company in which the Fund invests also could have a negative effect on such company, and potentially on the Fund and/or the Adviser, and similar challenges in detection, deterrence and prevention apply, to an even greater degree, at such level.
This offering is being made on a best-efforts basis by the Distributor.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent fewer Shares are subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Clearlake Capital RIC Management, LLC
Entity Address, Address Line Two	233 Wilshire Boulevard
Entity Address, Address Line Three	Suite 800
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
Contact Personnel Name	John Cannon
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3]
Interest Expenses on Borrowings [Percent]	0.49%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[5]
Acquired Fund Fees and Expenses [Percent]	0.84%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.59%	[7]
Total Annual Expenses [Percent]	4.67%
Waivers and Reimbursements of Fees [Percent]	(0.92%)	[8]
Net Expense over Assets [Percent]	3.75%	[9]
Expense Example, Year 01	$ 71
Expense Example, Years 1 to 3	163
Expense Example, Years 1 to 5	255
Expense Example, Years 1 to 10	$ 488
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3]
Interest Expenses on Borrowings [Percent]	0.49%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Acquired Fund Fees and Expenses [Percent]	0.84%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.59%	[7]
Total Annual Expenses [Percent]	4.42%
Waivers and Reimbursements of Fees [Percent]	(0.92%)	[8]
Net Expense over Assets [Percent]	3.50%	[9]
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	126
Expense Example, Years 1 to 5	217
Expense Example, Years 1 to 10	$ 450
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	10,000
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3]
Interest Expenses on Borrowings [Percent]	0.49%	[4]
Distribution/Servicing Fees [Percent]	0.75%	[5]
Acquired Fund Fees and Expenses [Percent]	0.84%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.59%	[7]
Total Annual Expenses [Percent]	5.17%
Waivers and Reimbursements of Fees [Percent]	(0.92%)	[8]
Net Expense over Assets [Percent]	4.25%	[9]
Expense Example, Year 01	$ 43
Expense Example, Years 1 to 3	147
Expense Example, Years 1 to 5	250
Expense Example, Years 1 to 10	$ 508
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Held [Shares] | shares	0
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares

[1]	Investors purchasing Class A Shares may be charged an upfront sales load of up to 3.50% of the investor’s subscription (as further described under “Plan of Distribution—Class A Shares—Sales Load”). The table assumes the maximum sales load is charged. No upfront sales load will be paid with respect to Class S Shares or Class I Shares; however, if you buy Class S Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront or deferred placement fees or brokerage commissions, in such amount as they may determine. Please consult your financial intermediary for additional information. See “Plan of Distribution.”
[2]	A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis) (the “Early Repurchase Deduction”). An Early Repurchase Deduction payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Deduction will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Deduction in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. The Early Repurchase Deduction will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Adviser a Management Fee quarterly in arrears at an annual rate of 1.50% of the value of the Fund’s daily net assets (including cash and cash equivalents) calculated and accrued daily. For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets (including cash and cash equivalents) will be calculated prior to the inclusion of the Management Fee payable to the Adviser or any distributions by the Fund, but adjusted for any purchases or repurchases of Shares of the Fund.
[4]	The Fund expects to borrow funds to make investments, including before the Fund has fully invested the proceeds of this continuous offering. To the extent that the Fund determines it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by Shareholders. The figure in the table assumes that the Fund borrows for investment purposes an amount equal to 6.44% of the Fund’s weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 7.63%. The Fund’s ability to incur leverage depends, in large part, on the availability of financing in the market.
[5]	Investors will pay a Distribution and Servicing Fee for Class S Shares and Class A Shares equal to 0.75% and 0.25% per annum of the average daily value of the Fund’s net assets for the Class S Shares and Class A Shares, respectively, accrued daily and payable monthly. Payment of the Distribution and Servicing Fee is governed by the Distribution and Servicing Plan for Class S Shares and Class A Shares, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class S Shares and Class A Shares in compliance with Rule 12b-1 under the 1940 Act. Class I Shares are not subject to the Distribution and Servicing Fee. See “Plan of Distribution.”
[6]	The “Acquired Fund Fees and Expenses” include the fees and expenses of the Investment Funds in which the Fund intends to invest. Acquired Fund Fees and Expenses are estimated for the first twelve (12) months of operations. Some or all of the Investment Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Investment Funds may also receive performance-based compensation if the Investment Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Investment Funds, which effectively will reduce the investment returns of the Investment Funds. The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The Acquired Fund Fees and Expenses disclosed above are based on historic fees and expenses of Investment Funds in which the Fund expects to invest, which may change substantially over time, therefore, significantly affecting Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) and does not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[7]	Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including organizational and offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated annualized amounts for the Fund’s first twelve (12) months of operations.
[8]	Pursuant to an Expense Limitation Agreement (the “Expense Limitation Agreement”) with the Fund, the Adviser has agreed on a quarterly basis to waive fees that it would otherwise be paid, and/or to assume or reimburse expenses of the Fund, including organizational and offering costs (each, an “Expense Payment”), so that the Fund’s total annualized operating expenses (excluding any Distribution and Servicing Fee) during the applicable quarter do not exceed 3.50% of the value of the Fund’s average daily net assets of each class of the Fund’s Shares. The Adviser also agreed to advance the Fund’s organizational and offering costs through the date the Fund commences investment operations and may also voluntarily make other Expense Payments on the Fund’s behalf in its sole discretion, all of which is subject to recoupment by the Adviser as described below. Following the time at which the Fund has received at least $200 million in net offering proceeds from the sale of Shares to third-party investors (the “Reimbursement Threshold”), the Fund has agreed to repay the Adviser in the amount of any Expense Payment for each class of Shares, provided the repayments do not cause the Fund’s total annualized operating expenses (net of any Expense Payments received by the Fund during such fiscal year and excluding any Distribution and Servicing Fee) during the applicable quarter for that class of Shares to exceed (i) the expense limitation in place at the time the Expense Payment was made by the Adviser, or (ii) the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. The Adviser is permitted to recapture the amount of any Expense Payment within thirty-six months after the date the applicable Expense Payment was made by the Adviser. The Adviser may, in its sole discretion, waive its right to reimbursement for all or a portion of any Expense Payment for any applicable quarter after the Reimbursement Threshold has been met by providing written notice to the Fund in advance of such quarter, in which case such waived amount will remain unreimbursed Expense Payments reimbursable in future quarters pursuant to the terms of the Expense Limitation Agreement. The Expense Limitation Agreement will have an initial term ending one year from the date the Fund commences investment operations or the effective date of the Fund’s Prospectus, whichever is later, and may be extended for additional one-year periods with the consent of the Adviser and the Fund. The Expense Limitation Agreement may not be terminated during its initial term.
[9]	Under the Expense Limitation Agreement (as described in note nine below), the total annualized operating expenses (excluding Acquired Fund Fees and Expenses and any Distribution and Servicing Fee) of Class S Shares, Class A Shares and Class I Shares during any applicable quarter shall not exceed 3.50% of the value of each class’s average daily net assets.